UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                Date of fiscal year end:      March 31, 2009

                Date of reporting period:     June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
         Sit Tax-Free Income Fund (Series A)
         Sit Minnesota Tax-Free Income Fund (Series B)
         Sit High Income Municipal Bond Fund - Class I (Series D)


THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (91.5%) (2)
   ALABAMA (0.7%)
         435,000   ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac insured), 4.375%, 9/1/26                432,299
         565,000   Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19                         458,379
         200,000   Huntsville-Redstone Vlg. Spl. Care Facs. Fin. Auth. Rev Series 2007 (Redstone Vlg. Proj.),
                     5.25%, 1/1/15                                                                                          180,136
                                                                                                                       ------------
                                                                                                                          1,070,814
                                                                                                                       ------------
   ALASKA (0.1%)
         165,000   Alaska Hsg. Fin. Corp. Gen. Mtg. Rev. Series 1999-A, 6.00%, 6/1/49                                       165,995
                                                                                                                       ------------

   ARIZONA (3.6%)
       1,117,901   Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27                     789,953
                   Pima Co. Indl. Dev. Auth. Educ. Rev.:
         290,000     Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                                268,337
         245,000     Series 2004-I (AZ Charter Schools Proj.), 6.10%, 7/1/24                                                180,038
         250,000     Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                       217,780
         210,000     Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23                                                150,694
         565,000     Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16                                           503,861
         455,000     Series 2007-A (American Charter Schools Foundation Proj.), 5.125%, 7/1/15                              416,789
         545,000     Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14                                                463,495
         400,000     Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22                                      306,564
         500,000     Series 2007 (Center For Academic Success Proj.), 5.375%, 7/1/22                                        398,195
         250,000     Series 2008-A (Coral Academy Science Proj.), 6.375%, 12/1/18                                           221,788
         565,000   Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison Proj.)
                     (ACA insured), 5.25%, 10/1/23                                                                          480,753
         500,000   Quail Creek Cmnty. Fac. Dist. G.O. Series 2006, 5.15%, 7/15/16                                           413,875
         500,000   Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16                                        404,355
                                                                                                                       ------------
                                                                                                                          5,216,477
                                                                                                                       ------------
   CALIFORNIA (5.7%)
         350,000   CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%, 6/1/28             244,492
                   CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):
         380,000     4.50%, 6/1/21                                                                                          299,117
         500,000     5.00%, 6/1/36                                                                                          301,545
                   CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.:
         120,000     Series 2005-D, 4.875%, 4/1/12                                                                          112,592
         350,000     Series 2005-F, 4.85%, 11/1/12                                                                          328,573
         500,000   CA Dept. Vet. Affairs Home Purchase Rev. Series 2002-A, 5.35%, 12/1/27                                   502,955
         495,000   CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28           460,677
         250,000   CA Fin. Auth. Rev. Series 2009-A (Kern Regl. Ctr. Proj.), 6.875%, 5/1/25                                 250,232
         600,000   CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%, 6/1/26             474,666
                   CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
         255,000     5.25%, 12/1/13                                                                                         255,737
         625,000     5.50%, 12/1/18                                                                                         625,162
       1,000,000   CA Statewide Cmntys. Dev. Auth. Rev. Series 2007 (Lancer Educ. Student Hsg. Proj.),
                     5.40%, 6/1/17                                                                                          805,950
         450,000   CA Statewide Cmntys. Dev. Auth. Spl. Tax Series 2007-1 (Orinda Proj.), 6.00%, 9/1/29                     356,418
         595,000   CA Statewide Cmntys. Dev. Auth. Multifamily Rev. Series 2001 (Orange Tree Proj.)
                     (GNMA collateralized), 6.15%, 11/20/36                                                                 666,584
         235,000   Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23            235,909
         500,000   Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27                                      285,500
         500,000   Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B (Wtr. Agy. Zones 40 & 41 Proj.),
                     Variable rate, 6/1/39                                                                                  300,625
       1,000,000   San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (NATL insured),
                     zero coupon, 4.72% effective yield, 8/1/29                                                             253,920
         250,000   San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30                                  172,793
                   Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. Series 2006:
          95,000      4.50%, 3/1/11                                                                                          90,615
         385,000      4.875%, 3/1/16                                                                                        305,105
         350,000   Southwest Cmnty. Fin. Auth. Rev. Series 2008 (Riverside Co. Proj.), 6.00%, 5/1/24                        364,322
         250,000   Stockton Pub. Fin. Rev. Series 2006-A (Redevelopment Projects) (Radian insured), 5.00%, 9/1/22           204,605
         250,000   Yuba Redev. Agy. Tax. Allocation Series 2007, 5.125%, 9/1/27                                             193,228
                                                                                                                       ------------
                                                                                                                          8,091,322
                                                                                                                       ------------
   COLORADO (3.5%)
         250,000   Baptist Rd. Rural Transportation Auth. Sales & Use Tax. Rev. Series 2007, 4.80%, 12/1/17                 184,592
                   CO HFA Single Family Program Senior Series:

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
           5,000     1997B-3, 6.80%, 11/1/28                                                                                  5,108
         750,000     2008A-5, 5.00%, 11/1/34                                                                                745,582
         130,000   CO Hlth. Fac. Auth. Rev. Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11        131,048
         500,000   CO Hsg. & Fin. Auth. Single Family Mtg. Rev. Series 2009-A1, 5.50%, 11/1/29                              515,280
       1,000,000   Compark Business Campus Met. Dist. Ref. & Impt. G.O. Series 2007-A (Radian insured),
                     5.75%, 12/1/27                                                                                         876,330
         250,000   Denver City & Co. Excise Tax Rev. Ref. Series 2009-A, 6.00%, 9/1/23                                      268,895
         985,000   Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33                         483,881
         250,000   E-470 Pub. Hwy. Auth. Rev. Series 2007C-1, 5.50%, 9/1/24                                                 221,022
          50,000   Interlocken Met. Dist. Ref. Impt. G.O. Series 1999-B (Radian insured), 5.75%, 12/15/19                    45,383
         835,305   Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16                                     710,202
         500,000   Maher Ranch Met. Dist. No. 4 Ref. G.O. Series 2007 (Radian insured), 5.25%, 12/1/36                      384,505
         500,000   Walker Field Pub. Airport Auth. Rev. Series 2007, 4.75%, 12/1/27                                         394,550
                                                                                                                       ------------
                                                                                                                          4,966,378
                                                                                                                       ------------
   CONNECTICUT (0.6%)
         450,000   CT Hlth. & Educ. Facs. Auth. Rev. Series 1995-C (Bridgeport Hosp. Proj.)
                     (Connie Lee insured), 5.25%, 7/1/15                                                                    449,995
                   Mashantucket Western Pequot Subordinated Special Rev.:
         300,000     Series 1997-B, 5.75%, 9/1/18                                                                           200,742
         500,000     Series 1999-B, zero coupon, 5.12% effective yield, 9/1/26                                              228,750
                                                                                                                       ------------
                                                                                                                            879,487
                                                                                                                       ------------
   DELAWARE (0.2%)
         500,000   Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.), 5.45%, 7/1/36               283,305
                                                                                                                       ------------

   FLORIDA (8.2%)
          75,000   Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Rev. Ref. Series 2006, 5.00%, 5/1/19                           68,388
         775,000   Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/14 (3)                            208,785
         100,000   Broward Co. Hsg. Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1996 (Tamarac Pointe Apt. Proj.)
                     (GNMA collateralized), 6.15%, 7/1/16                                                                   100,181
                   Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
         435,000     (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13                                379,050
       1,000,000     (American Opportunity Proj.), 5.875%, 6/1/38                                                           611,940
          30,000   Clearwater Hsg. Auth. Rev. Ref. Series 1997 (Hamptons At Clearwater Proj.) (ACA insured),
                     5.40%, 5/1/13                                                                                           28,243
          45,000   Cocoa Cap. Impt. Rev. Series 1998 (NATL insured), 5.00%, 10/1/22                                          43,618
         435,000   Concorde Estates Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2004-B, 5.00%, 5/1/11 (3)          247,789
         400,000   Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B, 5.125%, 5/1/16               188,492
         630,000   Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.), 5.125%, 10/1/19           573,754
         100,000   Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13                      88,219
          25,000   FL Brd. Pub. Educ. Cap. Outlay G.O. Ref. Series 1989-A, 5.00%, 6/1/24                                     25,039
          45,000   FL Correctional Privatization Commn. Certificate of Participation Series 1995-B
                     (Polk Co. 350 Bed Youth Proj.), 5.00%, 8/1/17                                                           45,008
          70,000   Forest Creek Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2005-B, 4.85%, 5/1/11 (3)               35,362
                   Highlands Co. Hlth. Facs. Auth. Rev. (Adventist Health Proj.):
          10,000     Ref. Series 2005-B, 5.00%, 11/15/30                                                                     11,356
          80,000     Series 2005-B, 5.00%, 11/15/30                                                                          72,850
          75,000   Hillsborough Co. Educ. Facs. Auth Rev. Ref. Series 1998 (Univ. of Tampa Proj.), 5.75%, 4/1/18             76,800
         250,000   Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-B (Tampa Gen. Hosp. Proj.),
                     5.25%, 10/1/28                                                                                         220,170
         250,000   Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14                            123,602
         560,000   Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev. Ref. Series 2007-A
                     (FL Proton Therapy Inst. Proj.), 6.00%, 91/17                                                          495,527
         500,000   Jacksonville Hlth. Facs. Auth. Rev. Series 2007 (Brooks Hlth. Sys. Proj.), 5.00%, 11/1/22                463,605
         500,000   Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/11              258,040
         165,000   Lakeland Hosp. Sys. Rev. Ref. Series 1996 (Lakeland Regl. Med. Center Proj.), 5.25%, 11/15/25            154,648
       1,000,000   Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation),
                     5.25%, 6/15/27                                                                                         628,520
         250,000   Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14                                       155,645
         300,000   Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.25%, 11/1/14                                 164,814
         500,000   Main St. Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2008-B, 6.90%, 5/1/17                  432,170
         820,000   Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.),
                     5.375%, 11/15/28                                                                                       507,646
         100,000   Miami Beach Stormwater Rev. Series 2000 (FGIC insured), 5.25%, 9/1/25                                    100,501
                   Miami - Dade Co. Spl. Obligation:
         265,000     Sub. Series 1997-B, zero coupon, 5.44% effective yield, 10/1/33                                         48,206
          75,000     Cap. Apprec. & Income Sub Series 2005-B, 5.00%, 10/1/35                                                 68,554
          40,000   Miami-Dade Co. Pub. Service Tax Rev. Series 1999 (UMSA Pub. Impts. Proj.), 5.00%, 10/1/23                 40,073
       1,000,000   New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 5/1/13 (3)             424,310
          60,000   Orlando & Orange Co. Expressway Auth. Rev. Jr. Lien Series 1998, 5.00%, 7/1/28                            57,860

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
                   Palm Beach Co. Hlth. Fac. Auth. Rev.:
         200,000     Ref. Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12                                            194,852
          90,000     Series 1993 (Jupiter Med. Ctr. Inc. Proj.) (FSA insured), 5.25%, 8/1/18                                 90,016
          10,000   Parklands Lee Cmnty. Dev. Dist. Spl. Assmt. Series 2004-B, 5.125%, 5/1/11 (3)                              4,917
         750,000   Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13 (3)                     262,125
         750,000   Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the Isle Proj.),
                     5.50%, 1/1/27                                                                                          550,763
         250,000   Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39                         131,345
         500,000   Seminole Tribe Spl. Oblig. Rev. Series 2007-A, 5.50%, 10/1/24                                            435,395
         780,000   South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.), 5.50%, 10/1/13                814,858
       1,000,000   Stoneybrook South Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.45%, 11/1/15                       493,990
         750,000   Tolomato Cmnty. Dev. Dist. Spl. Assmt. Series 2007, 6.375%, 5/1/17                                       616,245
         695,000   Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/12              370,977
         500,000   Waterset North Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 6.55%, 11/1/15                          317,205
          50,000   West Villages Impt. Dist. Spl. Assmt. Rev. Series 2006 (Unit of Dev. No. 3), 5.50%, 5/1/37                23,326
         450,000   Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13 (3)                     205,943
                                                                                                                       ------------
                                                                                                                         11,660,722
                                                                                                                       ------------
   GEORGIA (1.2%)
       1,470,000   East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26                                                 1,391,399
         250,000   Gainesville Redev. Auth. Educ. Facs. Rev. Ref. Series 2007 (Riverside Military Academy Proj.),
                     5.125%, 3/1/27                                                                                         150,250
         250,000   Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.), 5.25%, 7/1/27           183,665
                                                                                                                       ------------
                                                                                                                          1,725,314
                                                                                                                       ------------
   IDAHO (0.4%)
                   ID Hsg. & Fin. Assn. Nonprofit Facs. Rev. Series 2008-A:
         250,000     (Idaho Arts Charter School Proj.), 5.50%, 12/1/18                                                      207,430
         250,000     (Liberty Charter School Proj.), 5.50%, 6/1/21                                                          214,210
         250,000     (Victory Charter School Proj.), 5.625%, 7/1/21                                                         210,352
                                                                                                                       ------------
                                                                                                                            631,992
                                                                                                                       ------------
   ILLINOIS (10.1%)
          15,000   Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8),
                     6.85%, 7/1/22                                                                                           15,022
         500,000   Harvey Ref. & Impt. G.O. Series 2007-A, 5.50%, 12/1/27                                                   456,225
         500,000   IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdn. Proj.), 5.00%, 12/1/36                         344,185
       1,000,000   IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.), 5.25%, 5/15/12                      954,800
         275,000   IL DFA Pollution Control Rev. Ref. Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14                      268,389
                   IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
         120,000     Series 1997-A, 6.05%, 7/1/19                                                                           114,968
         150,000     Series 1998-A, 5.70%, 7/1/19                                                                           134,843
         270,000     Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12                                      270,516
                   IL Fin. Auth. Rev.:
         750,000     Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37                                        530,595
         700,000     Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38                                         501,417
         500,000     Series 2006 (Tabor Hills Supportive Living Proj.), 5.25%, 11/15/26                                     363,090
         500,000     Series 2006-A (Montgomery Place Proj.), 5.75%, 5/15/38                                                 337,295
         350,000     Series 2007-A (Sedgebrook, Inc. Fac. Proj.), 5.40%, 11/15/16                                           287,248
                   IL Fin. Auth. Sports Fac. Rev.:
                     Series 2007-A (United Sports Org. of Barrington Proj.) (UTD insured):
         500,000      6.125%, 10/1/27                                                                                       332,345
         500,000      6.25%, 10/1/37                                                                                        319,435
       1,000,000     Series 2008 (North Shore Ice Arena Proj.), 6.25%, 12/1/38                                              718,990
                   Lombard Public Facs. Corp. Rev. First Tier:
                      Series 2005-A1 (Conference Ctr. & Hotel Proj.):
         115,000      6.375%, 1/1/15                                                                                        103,131
         750,000      (ACA insured) 5.50%, 1/1/25                                                                           496,470
       1,925,000     Series 2005-B (Conference Ctr. & Hotel Proj.), 5.25%, 1/1/36                                         1,727,572
       2,000,000   Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25                                                 1,190,000
       1,000,000   Manhattan Spl. Service Area Spl. Tax No. 07-6 Series 2007 (Groebe Farm-Stonegate Proj.),
                     5.75%, 3/1/22                                                                                          617,380
         240,000          Montgomery Ref. Impt. Spl. Assmt. Series 2007 (Lakewood Creek Proj.) (Radian insured),
                            4.70%, 3/1/30                                                                                   174,120
         250,000   Quincy Hosp. Rev. Ref. Series 2007, 5.00%, 11/15/17                                                      243,648
                   Southwestern IL Dev. Auth. Rev.:
       2,475,000     Series 1999 (Anderson Hosp. Proj.), 5.625%, 8/15/29                                                  2,050,067
         700,000     Ref. Series 2008-A (Local Govt. Prog.), 7.00%, 10/1/22                                                 607,089
         500,000     Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26                                                 322,600
         215,000   Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11             219,779
         440,000   Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18                                                      455,690

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (3)               272,065
                                                                                                                       ------------
                                                                                                                         14,428,974
                                                                                                                       ------------
   INDIANA (2.3%)
         100,000   Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.), 5.25%, 8/15/28               83,355
                   IN Hlth. & Educ. Fac. Fin. Auth. Rev. Series 2005 (Baptist Homes of IN Proj.):
         400,000     5.25%, 11/15/25                                                                                        327,316
         250,000     5.25%, 11/15/35                                                                                        183,707
         215,000   IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.)
                     (NATL insured), 5.00%, 12/1/28                                                                         207,733
                   IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
                     Series 1993 (Community Hosp. of Anderson Proj.) (NATL insured):
          90,000      6.00%, 1/1/14                                                                                          90,110
         375,000      6.00%, 1/1/23                                                                                         375,015
         300,000     Ref. Series 1998 (Jackson Proj.), 5.125%, 2/15/17                                                      289,611
                     Series 2001-A (Community Foundation Northwest IN):
         610,000      5.50%, 8/1/13                                                                                         613,831
         360,000      6.375%, 8/1/21                                                                                        355,950
          50,000      6.375%, 8/1/31                                                                                         45,468
         400,000   St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr. Oblig. Group Proj.),
                      5.25%, 2/15/28                                                                                        301,916
         500,000   Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27                            381,260
                                                                                                                       ------------
                                                                                                                          3,255,272
                                                                                                                       ------------
   IOWA (1.0%)
                   Coralville Urban Renewal Rev. Tax Increment Series 2006-A:
         120,000     5.00%, 6/1/14                                                                                          121,849
         185,000     5.00%, 6/1/15                                                                                          187,079
         405,000   Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.375%, 12/1/16                344,153
         410,000   IA Fin. Auth. Sr. Hsg. Rev. Ref. Series 2007-A (Walnut Ridge Proj.), 5.00%, 12/1/14                      333,654
          95,000   IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Sec. Proj.),
                     5.75%, 7/1/09                                                                                           95,011
         500,000   IA Fin. Auth. Sr. Living Fac. Rev. Series 2007-A (Deerfield Ret. Cmnty. Inc. Proj.),
                     5.00%, 11/15/21                                                                                        341,560
                                                                                                                       ------------
                                                                                                                          1,423,306
                                                                                                                       ------------
   LOUISIANA (5.4%)
       7,200,000   Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon,
                     6.46% effective yield, 4/1/34                                                                        1,488,816
         371,687   Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40                                  358,273
         115,000   East Baton Rouge Fin. Auth. Single Family Mtg. Rev. Ref.
                     Series 2007-B1 (GNMA/FNMA/FHLMC supported), 4.625%, 10/1/24                                            113,567
       1,200,000   Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D, 5.00%, 6/1/38                       1,149,588
         300,000   Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14                              248,148
         194,000   Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev.
                     Series 2007 (GNMA/FNMA/FHLMC supported), 5.35%, 1/1/41                                                 191,152
                   LA Hsg. Fin. Agy. Single Family Mtg. Rev.:
       2,115,000     Series 2007-B1, 5.70%, 12/1/38                                                                       2,110,833
         250,000     Series 2008-B (Home Ownership Prog.) (GNMA/FNMA/FHLMC supported), 6.00%, 12/1/28                       263,387
         600,000   LA Loc. Gov. Envir. Facs. Cmnty. Dev. Auth. Rev. Series 2007 (LA Local Gov. Proj.),
                     6.75%, 11/1/32                                                                                         481,698
         750,000   LA Public Facs. Auth. Rev. Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate, 2/15/36              435,937
       1,025,000   St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.125%, 6/1/37                          858,233
                                                                                                                       ------------
                                                                                                                          7,699,632
                                                                                                                       ------------

   MAINE (0.3%)
         500,000   ME Educ. Auth. Student Loan Rev. 2009-A2, 5.625%, 12/1/27                                                493,490
                                                                                                                       ------------

   MARYLAND (0.2%)
         305,000   MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%, 12/1/11           263,212
                                                                                                                       ------------

   MASSACHUSETTS (0.8%)
         250,000   MA St. G.O. Series 2007-A (FGIC insured), variable rate, 5/1/37                                          163,062
                   MA Hlth. & Educ. Fac. Auth. Rev.:
         250,000     Series 2001-E (Berkshire Hlth. Sys. Proj.), 5.70%, 101/25                                              209,750
         845,000     Series 2008-A (Quincy Med. Ctr. Proj.), 5.125%, 1/15/12                                                816,583
                                                                                                                       ------------
                                                                                                                          1,189,395
                                                                                                                       ------------
   MICHIGAN (2.8%)
         500,000   Jackson Co. Hosp. Fin. Auth. Rev. Series 1997 (W.A. Foote Mem. Hosp. Proj.), 5.25%, 6/1/17               477,820
       1,000,000   Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35                                739,640
         115,000   MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.),
                     5.125%, 9/1/11                                                                                         111,182

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Series 2007 (Richfield Pub. Sch. Proj.),
                     5.00%, 9/1/22                                                                                          370,895
         650,000   MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Bradford Proj.), 6.00%, 9/1/16           601,692
         500,000   MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Nataki Talibah Proj.),
                     6.25%, 10/1/23                                                                                         389,365
         500,000   MI Hosp. Fin. Auth. Rev. Ref. Series 1998-A (Mclaren Hlth. Care Proj.) (NATL-IBC insured),
                     5.00%, 6/1/28                                                                                          410,035
         250,000   MI Tobacco Settlement Fin. Auth. Sr. Rev. Series 2007-A, 5.125%, 6/1/22                                  203,365
         300,000   Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured),
                     5.625%, 6/1/22                                                                                         161,736
         500,000   Saginaw Hosp Fin. Auth. Series 2000-F (Covenant Med. Ctr. Proj.), 6.50%, 7/1/30                          489,915
                                                                                                                       ------------
                                                                                                                          3,955,645
                                                                                                                       ------------
   MINNESOTA (1.8%)
       2,124,799   Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32                                    2,113,920
         588,961   St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.), 5.63%, 10/1/33         409,888
                                                                                                                       ------------
                                                                                                                          2,523,808
                                                                                                                       ------------
   MISSISSIPPI (0.5%)
                   MS Home Corp. Single Fam. Mtg. Rev. (GNMA/FNMA/FHLMC supported):
         240,000     Series 2007-C1, 5.60%, 6/1/38                                                                          245,995
         465,000     Series 2008-B2, 6.75%, 6/1/39                                                                          503,074
                                                                                                                       ------------
                                                                                                                            749,069
                                                                                                                       ------------
   MISSOURI (3.2%)
         150,000   Branson Cmnty. Park Impt. Dist. Spl. Assessment Rev. Series 2007-A, 5.00%, 6/1/10                        149,104
          80,000   Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. (Southwest MO Hosp. Assoc. Proj.)
                     Series 2002, 5.75%, 6/1/32                                                                              69,150
         500,000   Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27                          366,115
         265,000   Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006
                     (Stardust-Munger Proj.), 4.70%, 4/15/23                                                                243,013
         250,000   Independence 39th St. Transn. Dist. Rev. Ref. & Impt. Series 2008 (Road Impt. Proj.),
                      6.875%, 9/1/32                                                                                        194,580
       1,000,000   Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%, 5/15/17             829,680
                     Series 2007-E (Independence - Centerpoint Proj.):
         250,000      5.125%, 4/1/25                                                                                        237,155
         500,000      4.75%, 4/1/28                                                                                         433,720
         750,000   Lakeside 370 Levee Dist. Impt. Spl. Tax Series 2008, 7.00%, 4/1/28                                       608,250
         400,000   MO Hlth. & Educ. Fac. Auth. Rev. Series 2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.),
                      5.375%, 2/1/35                                                                                        297,732
         400,000   MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 2007-B (Riverside Horizons Proj.)
                     (ACA insured), 4.50%, 5/1/27                                                                           363,192
         250,000   St. Louis Indl. Dev. Auth. Sr. Living Facs. Rev. Series 2007-A (Friendship Vlg.), 5.375%, 9/1/21         222,515
         420,000   St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.),
                      5.125%, 5/1/26                                                                                        276,423
         235,000   Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15              235,242
                                                                                                                       ------------
                                                                                                                          4,525,871
                                                                                                                       ------------
   MONTANA (0.6%)
         855,282   MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21                 861,996
                                                                                                                       ------------

   NEBRASKA (0.2%)
         500,000   Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%, 7/1/12               235,650
                                                                                                                       ------------

   NEVADA (2.8%)
         250,000   Clark Co. Econ. Dev. Rev. Series 2003 (Alexander Dawson Sch. Proj.), 5.375%, 5/15/33                     231,780
         600,000   Clark Co. Poll. Ctrl. Rev. Ref. Series 1995-D (Nev. Pwr. Co. Proj.) (ACA-CBI Insured),
                     5.30%, 10/1/11                                                                                         579,360
         415,000   Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17                               272,647
         600,000   Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                                  553,842
         750,000   Las Vegas Redev. Agy. Tax Allocation Rev. Series 2009, 7.50%, 6/15/23                                    781,448
         300,000   North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist. No. 60),
                     4.50%, 12/1/10                                                                                         295,026
          90,000   NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B-1, 5.30%, 4/1/16                                      90,782
                   Reno Hosp. Rev. Series 2007-A (Renown Regl. Med. Ctr. Proj.):
         250,000     5.00%, 6/1/22                                                                                          225,233
         500,000     5.25%, 6/1/32                                                                                          411,115
         500,000   Sparks Redev. Agy. Tax Increment Rev. Series 2008 (Redev. Area No. 2 Proj.), 6.40%, 6/1/20               395,955
         250,000   Sparks Tourism Impt. Dist. No. 1  Sr. Sales Tax Series 2008-A, 6.50%, 6/15/20                            202,663
                                                                                                                       ------------
                                                                                                                          4,039,851
                                                                                                                       ------------
   NEW HAMPSHIRE (1.3%)
                   Manchester Hsg. & Redev. Auth. Rev.:
         200,000     Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19                              109,104
         890,000     Series 2000-A (ACA insured), 6.75%, 1/1/15                                                             890,498
         490,000     NH Hlth. & Educ. Fac. Auth. Rev. Series 2006-A (Havenwood-Heritage Heights Proj.),
                      5.00%, 1/1/16                                                                                         411,076
         500,000   NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.), 5.00%, 7/1/16             474,215
                                                                                                                       ------------
                                                                                                                          1,884,893
                                                                                                                       ------------

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
   NEW JERSEY (0.8%)
                   NJ Hlth. Care Facs. Fin. Auth. Rev.:
          70,000     Series 1997 (Capital Hlth. Proj.), 5.125%, 7/1/12                                                       70,008
         495,000     Series 2007-E (Catholic Hlth. East Issue Proj.), variable rate, 11/15/33                               315,043
         750,000   NJ Hgr. Educ. Assistance Auth. Student Loan Rev. Series 2009-A, 5.00%, 6/1/27                            749,085
                                                                                                                       ------------
                                                                                                                          1,134,136
                                                                                                                       ============
   NEW MEXICO (1.9%)
                   Farmington Pollution Ctl. Rev. Ref. (Pub. Svc. Co. San Juan Proj.):
         250,000     Series 1996-B, 6.30%, 12/1/16                                                                          248,597
       1,000,000     Series 1996-C, 5.70%, 12/1/16                                                                          905,250
         435,000   NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26                        444,004
       1,000,000   NM MFA Single Family Mtg. Rev. Series 2009-IB2 (GNMA/FNMA/FHLMC collateralized), 5.25%, 9/1/34           999,510
         250,000   NM State Hosp. Equip. Ln. Council Hosp. Rev. Ref. Series 2007-A (Rehoboth Proj.), 5.00%, 8/15/17         196,755
                                                                                                                       ------------
                                                                                                                          2,794,116
                                                                                                                       ------------
   NEW YORK (1.8%)
         250,000   Albany Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A (Brighter Choice Charter Sch. Proj.),
                     5.00%, 4/1/20                                                                                          205,523
         500,000   Genesee Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (United Mem. Med. Ctr. Proj.),
                     4.75%, 12/1/14                                                                                         456,905
         250,000   Madison Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Oneida Hlth. Sys., Inc. Proj.),
                     4.50%, 2/1/17                                                                                          224,995
         650,000   NY Dorm Auth. Debt Rev. Series 2007-B (N Shore Proj.), variable rate, 5/1/33                             375,212
         130,000   NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21                          116,938
         250,000   Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A, 5.00%, 12/1/23                    161,123
                   Ulster Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A:
         500,000     5.10%, 9/15/13                                                                                         463,050
         650,000     5.25%, 9/15/16                                                                                         542,256
                                                                                                                       ------------
                                                                                                                          2,546,002
                                                                                                                       ------------
   NORTH CAROLINA (1.3%)
         750,000   Buncome Co. Proj. Dev. Fin. Rev. Series 2008 (Woodfin Downtown Corridor Dev. Proj.),
                     6.75%, 8/1/24                                                                                          611,843
         250,000   NC Med. Care Commission Retirement Facs. Rev. Ref. Series 2007 (Brookwood Proj.), 5.25%, 1/1/32          160,458
         525,000   NC Med. Commission Hlth. Care Facs. Rev. Ref. Series 2005-B (Presbyterian Proj.), 4.90%, 7/1/31          514,831
         600,000   NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A (ARC Proj.), 5.80%, 10/1/34                   513,282
                                                                                                                       ------------
                                                                                                                          1,800,414
                                                                                                                       ------------
   NORTH DAKOTA (0.2%)
         150,000   City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32                             140,828
         175,000   Williams Co. Sales Tax Rev. Series 2006, 5.00%, 11/1/31                                                  134,762
                                                                                                                       ------------
                                                                                                                            275,590
                                                                                                                       ------------
   NORTHERN MARIANA ISLANDS (0.3%)
         450,000   Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22                            362,070
                                                                                                                       ------------

   OHIO (2.2%)
         330,000   Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21                        291,948
         445,000   Buckeye Tobacco Settlement Fin. Auth. Asset-Backed Sr. Rev. Series 2007-A2, 5.125%, 6/1/24               358,225
         295,000   Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund Capital
                     Imprv. Proj.), 5.375%, 5/15/19                                                                         251,971
                   Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
         255,000     Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25                                                       194,149
         750,000     Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21                                    551,895
         750,000   Cuyahoga Co. Hsg. Mtg. Sr. Rev. Series 2007 (R H Myers Apts. Proj.), 5.70%, 3/20/42                      763,372
         250,000   Erie Co. Hosp. Facs. Rev. Series 2002-A (Firelands Regl. Med. Ctr. Proj.), 5.625%, 8/15/32               207,895
         250,000   OH Hsg. Fin. Agy. Residential Mtg. Rev. Series 2008-F, 5.45%, 9/1/33                                     255,698
         250,000   Toldeo-Lucas Co. Port Auth. Spl. Assessment Rev. Series 2003 (Crocker Park), 5.38%, 12/1/35              206,023
                                                                                                                       ------------
                                                                                                                          3,081,176
                                                                                                                       ------------
   OKLAHOMA (1.1%)
         500,000   Atoka Co. Health Care Auth. Hosp. Rev. Series 2007 (Atoka Mem. Hosp. Proj.), 5.875%, 10/1/18             386,685
         500,000   Citizen Potawatomi Nation Tax Rev. Series 2004-A, 6.50%, 9/1/16                                          475,080
         350,000   Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14                                            341,523
         500,000   Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16                                                  435,410
                                                                                                                       ------------
                                                                                                                          1,638,698
                                                                                                                       ------------
   OREGON (0.7%)
         250,000   OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42                                          243,463
         980,000   Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.), 5.00%, 1/1/21           767,801
                                                                                                                       ------------
                                                                                                                          1,011,264
                                                                                                                       ------------
   PENNSYLVANIA (1.8%)
         495,000   Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.), variable rate, 10/1/34            297,619
         555,000   Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21                                                     464,812
         600,000   Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.), variable rate, 5/1/37          386,250

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Lehigh Co. General Purpose Auth. Rev. Rev. Series 2007 (Saint Luke's Bethlehem Proj.),
                     variable rate, 8/15/42                                                                                 131,562
         500,000   Luzerne Co. G.O. Notes Series 2009 (FSA insured), 7.00%, 11/1/26                                         534,865
         500,000   PA Econ. Dev. Fin. Auth. Hlth. Sys. Rev. Series 2009-A (Albert Einstein Hlth. Care Proj.),
                     6.25%, 10/15/23                                                                                        494,365
         215,000   Potter Co. Hosp. Auth. Rev. Series 1996 (Charles Cole Mem. Hosp. Proj.) (Radian insured),
                     5.95%, 8/1/16                                                                                          214,998
          25,000   South Fork Municipal Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Mem. Hosp. Proj.),
                     5.375%, 7/1/22                                                                                          23,146
                                                                                                                       ------------
                                                                                                                          2,547,617
                                                                                                                       ------------
   PUERTO RICO (0.5%)
         500,000   Puerto RicoElec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                              245,875
         500,000   Puerto Rico Commonwealth Hwy. & Transportation Auth. Rev. Ref. Series 2007-N,
                     variable rate, 7/1/45                                                                                  204,375
         500,000   Puerto Rico Sales Tax. Fin. Corp. Rev. Series 2007-A, variable rate, 8/1/57                              305,625
                                                                                                                       ------------
                                                                                                                            755,875
                                                                                                                       ------------
   RHODE ISLAND (1.1%)
         565,000   RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.80%, 7/1/20                        510,760
         500,000   RI Hsg. & Mtg. Fin. Corp. Rev. Series 2008-A2 (Home Ownership Oppty. Proj.), 5.625%, 10/1/38             504,250
         500,000   RI Student Loan Sr. Rev. Series 2009-A, 5.75%, 121/27                                                    497,165
                                                                                                                       ------------
                                                                                                                          1,512,175
                                                                                                                       ------------
   SOUTH CAROLINA (1.0%)
         750,000   Berkeley Co. Sch. Dist. Intallment Lease (Securing Assets For Education Proj.)
                     Series 2003, 5.25%, 12/1/20                                                                            759,900
                   SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. (Woodlands at Furman Proj.):
         500,000     Series 2007-A, 6.00%, 11/15/27                                                                         372,445
         250,000     Series 2007-B, 5.15%, 11/15/42                                                                         229,538
                                                                                                                       ------------
                                                                                                                          1,361,883
                                                                                                                       ------------
   TENNESSEE (2.0%)
         475,000   Blount Co. Hlth. & Educ. Fac. Brd. Rev. Ref. Series 2007-A (Asbury Inc. Proj.), 4.75%, 4/1/12            457,710
         495,000   Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev.
                      Series 2005-A (Prestige Proj.), 7.50%, 12/20/40                                                       364,399
         240,000   Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.
                     Series 2001-A (GNMA collateralized), 6.625%, 3/20/36                                                   250,764
                   Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                     (CME Memphis Apts. Proj.):
       1,850,000        Senior Series 1998-A, 5.35%, 1/1/19 (3)                                                             286,473
       7,875,000        Senior Series 1998-A, 5.55%, 1/1/29 (3)                                                           1,184,715
       1,630,000        Subordinate Series 1998-C, 6.00%, 1/1/29 (3)                                                             16
                     (Eastwood Park Apts. Proj.):
       1,000,000        Senior Series 1995-A2, 6.40%, 9/1/25 (3)                                                            301,410
         405,000        Subordinate Series 1995-C, 7.50%, 9/1/25 (3)                                                              4
                                                                                                                       ------------
                                                                                                                          2,845,491
                                                                                                                       ------------
   TEXAS (8.7%)
         450,000   Austin Convention Enterprises, Inc. (Convention Ctr.) Rev. Ref. Series 2006, 5.25%, 1/1/24               336,406
          20,000   Austin Utilities System Rev. Ref. Series 1993 (NATL insured), 5.25%, 5/15/18                              20,050
                   Bexar Co. HFC Multifamily Hsg. Rev.:
         250,000     Series 2000-A (Dymaxion & Marbach Pk. Apts. Proj.), 6.10%, 8/1/30                                      187,090
         540,000     Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                                    361,276
          90,000     Ref. Series 2001-A (Nob Hill Apartments Proj.), 5.50%, 6/1/11                                           84,896
         115,000     Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.),
                       7.50%, 12/1/14                                                                                       103,799
         440,000     Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21                                351,696
         500,000   Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33                371,440
       1,953,000   Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.),
                     6.75%, 10/20/32                                                                                      2,032,604
         249,368   El Paso Hsg. Fin. Corp. Single Family Mtg. Rev. Series 2001-A3 (GNMA collateralized),
                     6.18%, 4/1/33                                                                                          255,729
       1,165,820   Galveston Co. Municipal Util. Dist. No. 52 Series 2008-A, 6.25%, 8/12/09                               1,164,526
         100,000   Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.), 5.00%, 11/15/28                 83,598
         500,000   La Vernia Higher Educ. Fin. Corp. Rev. Series 2008 (Friends Life Proj.), 6.00%, 2/15/18                  437,640
         250,000   North TX Twy. Auth. Toll Rev. Ref. Series 2008-F, 6.125%, 1/1/31                                         252,597
       1,000,000   Northeast TX Wtr. Dist. Rev. Series 2009 (Southside Water Facs. Proj.)
                     zero coupon, 8.50% effective yield, 9/1/27                                                             224,670
         750,000   Port Corpus Christi Auth. Gen. Rev. Ref. Series 1989 (Union Pacific-Conv.), 5.65%, 12/1/22               694,710
                   Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
         410,000     5.50%, 12/1/18                                                                                         344,728
       1,175,000     5.625%, 12/1/28                                                                                        885,269
         500,000   Rio Grande Valley Hlth. Facs. Dev. Corp. Hosp. Rev. Series 1992 (Valley Baptist Proj.),
                     6.40%, 8/1/12                                                                                          500,430
                   Tarrant Co. Cultural Educ. Facs. Fin. Corp. Retirement Fac. Rev. Series 2007:
         300,000     (C.C. Young Mem. Hom. Proj.), 5.00%, 2/15/13                                                           286,953
         250,000     (Buckingham Sr. Living Cmnty. Inc. Proj.), 5.25%, 11/15/16                                             223,248
         490,000   Tarrant Co. HFC Multifamily Hsg. Rev. Subordinate Seroes 2001-C
                     (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                                                              4,900

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
                   TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sr. Lien Rev.:
         500,000     Series 2006-C, variable rate, 12/15/26                                                                 322,000
          35,000     Series 2008-D, 6.25%, 12/15/26                                                                          33,357
         300,000   TX Municipal Gas Acq. & Supply Corp. II Gas Supply Rev. Series 2007, variable rate, 9/15/27              196,800
         235,000   TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16          226,176
         500,000   TX St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev. Series 2007-A (Idea Pub. Sch. Proj.)
                     (ACA insured), 5.00%, 8/15/30                                                                          311,340
                   TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
       1,000,000     Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28                                          649,580
         750,000     Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18                                                   626,265
         835,000   Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005
                     (Querencia Barton Creek Proj.), 4.90%, 11/15/13                                                        788,223
                                                                                                                       ------------
                                                                                                                         12,361,996
                                                                                                                       ------------
   UTAH (0.6%)
         250,000   Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdtn. Proj.), 5.50%, 6/15/37                        163,035
         857,000   UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27                                               647,386
                                                                                                                       ------------
                                                                                                                            810,421
                                                                                                                       ------------
   VIRGINIA (1.5%)
       1,000,000   Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36                               537,900
       1,500,000   Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (NATL insured), 5.38%, 7/1/36           1,504,935
         150,000   Washington Co. Indl. Dev. Auth. Hosp. Rev. Series 2009-C (Mtn. Sts. Hlth. Alliance Proj.),
                     7.25%, 7/1/19                                                                                          167,420
                                                                                                                       ------------
                                                                                                                          2,210,255
                                                                                                                       ------------
   WASHINGTON (1.6%)
         915,000   Kalispel Tribe Indians Priority Dist. Rev. Series 2008, 6.20%, 1/1/16                                    799,024
         250,000   Okanogan Co. Pub. Hosp. Dist. No. 4 G.O. Series 2007 (Radian insured), 5.625%, 12/1/23                   248,695
       1,250,000   WA State Hsg. Fin. Commn. Nonprofit Rev. Series 2007-B (Skyline At First Hill Proj.),
                     5.10%, 1/1/13                                                                                        1,188,013
                                                                                                                       ------------
                                                                                                                          2,235,732
                                                                                                                       ------------
   WEST VIRGINIA (0.9%)
       1,250,000   Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15                 1,250,188
                                                                                                                       ------------

   WISCONSIN (4.0%)
         250,000   WI Gen. Rev. Appropriation Rev. Series 2009-A, 6.00%, 5/1/27                                             269,823
                   WI Hlth. & Educ. Fac. Auth. Rev.:
         250,000     Series 1993-C (Sorrowful Mother Corp. Proj.), 5.50%, 8/15/23                                           240,580
         500,000     Series 1996 (Aurora Med. Group Proj.), 5.75%, 11/15/25                                                 500,075
         220,000     Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                                    184,490
       1,000,000     Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                                 877,810
         225,000     Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                                 225,351
         500,000     Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                                   442,735
         900,000     Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                                    749,457
                     Series 2001 (Agnesian Healthcare, Inc. Proj.):
         550,000      6.00%, 7/1/17                                                                                         561,721
         340,000      6.00%, 7/1/21                                                                                         343,696
                     Series 2003 (Synergy Hlth., Inc. Proj.):
         215,000      6.00%, 11/15/23                                                                                       219,111
         250,000      6.00%, 11/15/32                                                                                       252,233
         450,000     Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                             433,575
         500,000     Series 2004-A (Beaver Dam Cmnty. Hosp., Inc.), 6.75%, 8/15/34                                          379,115
                                                                                                                       ------------
                                                                                                                          5,679,772
                                                                                                                       ------------

Total municipal bonds (cost: $169,402,046)                                                                              130,436,741
                                                                                                                       ------------

CLOSED-END MUTUAL FUNDS (6.8%) (2)
          31,000   BlackRock Long-Term Municipal Advantage Trust (BTA)                                                      274,350
          66,500   BlackRock MuniYield Insured Fund (MYI)                                                                   755,440
          33,800   BlackRock MuniHoldings Florida Insured Fund (MFL)                                                        383,968
          54,500   BlackRock MuniYield Florida Fund (MYF)                                                                   591,325
          23,700   BlackRock MuniYield Michigan Insured Fund (MIY)                                                          271,128
          23,000   BlackRock MuniYield Michigan Insured Fund II (MYM)                                                       247,250
         208,600   DWS Municipal Income Trust (KTF)                                                                       2,086,000
          12,390   Eaton Vance National Municipal Income Trust (FEV)                                                        118,820
          44,000   Insured Municipal Income Fund (PIF)                                                                      541,200
          58,300   Investment Grade Municipal Income Fund (PPM)                                                             721,171
          62,600   MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (MZF)                             688,600
           3,500   Morgan Stanley Quality Investment (IQT)                                                                   38,815

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
          76,000   Nuveen Florida Investment Quality Municipal Fund (NQF)                                                   881,600
           7,300   Nuveen Florida Quality Income Municipal Fund (NUF)                                                        88,184
          11,700   Nuveen Michigan Premium Income Municipal Fund (NMP)                                                      131,157
          21,500   Nuveen Premier Municipal Income Fund (NPF)                                                               252,625
          67,411   Putnam Municipal Opportunities Trust (PMO)                                                               663,998
          36,800   Van Kampen Advantage Municipal Income Trust II (VKI)                                                     365,792
          25,700   Van Kampen Pennsylvania Value Municipal Income Trust (VPV)                                               283,214
          25,889   Van Kampen Trust Investment Grade Muni Fund (VGM)                                                        301,870
                                                                                                                       ------------

Total closed-end mutual funds (cost: $11,064,589)                                                                         9,686,507
                                                                                                                       ------------

SHORT-TERM SECURITIES (1.5%) (2)
       2,110,112   Dreyfus Tax-Exempt Cash Management Fund, 0.40%                                                         2,110,112
                                                                                                                       ------------

Total short-term securities (cost:  $2,110,112)


Total investments in securities (cost: $182,576,747)                                                                   $142,233,360
                                                                                                                       ============

Other Assets and Liabilities, Net (+0.28%)                                                                                  397,197

                                                                                                                       ------------
Total Net Assets                                                                                                       $142,630,557
                                                                                                                       ============


                                                                                                                       ------------
Aggregate Cost                                                                                                          182,576,747
                                                                                                                       ------------

Gross Unrealized Appreciation                                                                                               271,396
Gross Unrealized Depreciation                                                                                           (40,614,783)
                                                                                                                       ------------
Net Unrealized Appreciation(Depreciation)                                                                               (40,343,387)
                                                                                                                       ============

Notes To Schedule of Investments:

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                         $ 11,796,620
Level 2 - Other Significant Observable Inputs                   $130,436,740
Level 3 - Significant Unobservable Inputs                                 --
--------------------------------------------------------------------------------
Total                                                           $142,233,360
================================================================================

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                   Market Value (1)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.6%) (2)
   EDUCATION/STUDENT LOAN (10.9%)
        1,070,000  Brooklyn Park Lease Rev. Series 2009A (Prairie Seeds Academy Proj.), 8.00%, 3/1/20                     1,091,432
                   Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
        4,165,995    5.46%, 1/1/28                                                                                        3,753,186
        5,152,637    5.30%, 11/1/32                                                                                       5,126,256
                   Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
          775,000    5.125%, 1/1/16                                                                                         685,456
          875,000    6.25%, 1/1/21                                                                                          745,421
                   Minnesota Higher Educ. Fac. Auth. Rev.:
          307,916    Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                       298,595
          700,000    Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                      685,545
          150,000    Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                                      140,331
           75,000    Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                                       61,831
          700,000    Series 2005-6C (Augsburg College), 5.00%, 5/1/23                                                       628,677
          280,000    Series 2006-6J1 (Augsburg College) 5.00%, 5/1/10                                                       286,451
           50,000    Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/22                                                        50,117
          100,000    Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/26                                                       100,110
          500,000    Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23                                                       511,260
        1,250,000    Series 2008-6W (Univ. St. Thomas), 6.00%, 10/1/25                                                    1,295,913
        2,579,470    Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16                                            2,393,361
        1,933,239    Series 2007-6N (College St. Catherine), 4.75%, 4/26/27                                               1,766,942
          910,000    Series 2007-6R (Bethel University), 5.50%, 5/1/14                                                      900,809
          600,000    Series 2007-6R (Bethel University), 5.50%, 5/1/22                                                      548,244
        1,400,000    Series 2007-6S (St. Scholastica College), 5.00%, 12/1/27                                             1,201,830
                   Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
          315,000    5.75%, 5/1/16                                                                                          285,582
          300,000    6.00%, 5/1/26                                                                                          232,782
          505,000  Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13                              479,654
          766,133  Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.977%, 4/25/27                   528,164
                   St. Paul Hsg. & Redev. Auth. Lease Rev.:
          375,000    Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                        374,633
          605,000    Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18                                                     514,268
                     Series 2006-A (Cmnty. Peace Academy Proj.):
          685,000     4.35%, 12/1/12                                                                                        644,845
          600,000     4.35%, 12/1/14                                                                                        538,530
        1,500,000     5.00%, 12/1/18                                                                                      1,274,235
          500,000  St. Paul Hsg. & Redev. Auth. Rev. Ref. Series 2007 (St. Paul Acad. & Summit Proj.),
                     5.00%, 10/1/24                                                                                         500,630
          100,000  Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.),
                     5.20%, 9/1/11                                                                                           98,170
                                                                                                                       ------------
                                                                                                                         27,743,260
                                                                                                                       ------------
   ESCROWED TO MATURITY/PREREFUNDED (0.4%)
           55,000  Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22                    58,730
           50,000  Northfield Hospital Rev. Series 2001-C, 6.00%, 11/1/21                                                    55,274
          465,000  Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12                 489,296
          510,000  St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2001-A (Cmnty. of Peace Academy),
                     6.375%, 12/1/11                                                                                        543,966
                                                                                                                       ------------
                                                                                                                          1,147,266
                                                                                                                       ------------
   GENERAL OBLIGATION (0.9%)
          120,000  Austin Impt. G.O. Series 1998-B, 4.70%, 2/1/13                                                           120,325
          650,000  Dakota Co. Cmnty. Dev. Agy. Sr. Hsg. Facs. G.O. Series 2007-A, 5.00%, 1/1/26                             672,964
          300,000  Metropolitan Council Minneapolis-St. Paul Met. Area Tran. G.O. Series 2008-B, 4.50%, 3/1/26              304,332
          605,000  Minneapolis Ref. G.O. Series 1996 (Sports Arena Proj.), 5.125%, 10/1/20                                  605,799
          500,000  Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22                            402,300
          150,000  Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12                                              150,470
          100,000  St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12                               100,331
           30,000  Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13                                                    30,086
                                                                                                                       ------------
                                                                                                                          2,386,607
                                                                                                                       ------------

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                   Market Value (1)
------------------------------------------------------------------------------------------------------------------------------------
   HOSPITAL/HEALTH CARE (25.0%)
                   Aitkin Hlth. Care Fac. Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):
          615,000     5.00%, 2/1/12                                                                                         602,011
          250,000     5.25%, 2/1/14                                                                                         237,050
                   Bemidji Hlth. Care Facs. Rev. Ref. Series 2006 (North County Health Svcs. Proj.):
          435,000    5.00%, 9/1/21                                                                                          415,482
          250,000    5.00%, 9/1/24                                                                                          225,770
        4,025,000  Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30                      3,923,047
                   Carlton Hlth. Care & Hsg. Fac.  Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
          100,000    5.00%, 4/1/13                                                                                           96,968
          400,000    5.20%, 4/1/16                                                                                          340,996
        2,000,000  Chippewa Co. Gross Rev. Series 2007 (Montevideo Hosp. Proj.), 4.625%, 3/1/14                           1,868,800
          365,000  Cold Spring Hlth. Care Facs. Rev. Series 2008 (Assumption Home, Inc. Proj.), 7.25%, 3/1/23               347,954
                   Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):
          135,000    4.70%, 3/1/14                                                                                          126,689
          145,000    4.80%, 3/1/15                                                                                          130,803
          150,000    4.90%, 3/1/16                                                                                          128,491
                   Crookston Hlth. Care Fac. Rev. Ref. Series 2007 (Riverview Hlth. Proj.):
          285,000    4.75%, 5/1/10                                                                                          283,900
          650,000    4.85%, 5/1/12                                                                                          631,884
           65,000  Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.),
                     5.50%, 9/1/11                                                                                           64,083
                   Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
                      Series 2005:
          265,000     4.50%, 6/1/13                                                                                         251,819
          400,000     5.20%, 6/1/25                                                                                         299,900
          430,000    Ref. Series 2007, 4.75%, 6/1/18                                                                        360,761
        1,500,000  Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34                     1,477,455
          425,000  Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34                422,552
                   Douglas Co. Gross Hlth. Care Facs. Rev. Series 2008-A (Douglas Co. Hosp. Proj.):
        1,000,000    5.00%, 7/1/18                                                                                          911,700
        1,500,000    6.00%, 7/1/28                                                                                        1,301,265
          195,000  Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.),
                     6.00%, 6/15/12                                                                                         194,680
          776,913  Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36                         730,391
          951,190  Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
                     Series 2005, 5.20%, 12/20/35                                                                           915,577
                   Elk River Rev. Series 1998 (Care Choice Member Proj.):
          725,000    5.60%, 8/1/13                                                                                          701,764
          115,000    5.75%, 8/1/23                                                                                           88,015
        1,925,000  Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.), 5.00%, 4/1/25           1,588,086
                   Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
          115,000    5.10%, 11/1/09                                                                                         114,643
          120,000    5.20%, 11/1/10                                                                                         116,962
          135,000    5.40%, 11/1/12                                                                                         129,902
          140,000    5.50%, 11/1/13                                                                                         132,546
                   Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
          970,000    5.25%, 9/15/18                                                                                         857,897
          705,000    5.30%, 9/15/28                                                                                         550,182
                   Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care Proj.):
          250,000    5.00%, 10/1/11                                                                                         248,825
          290,000    5.00%, 10/1/12                                                                                         284,107
                   Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.):
        1,000,000    5.00%, 9/1/20                                                                                          986,470
          780,000    5.00%, 9/1/29                                                                                          693,568
                   Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp.):
        1,200,000    5.25%, 5/1/25                                                                                        1,115,676
        1,500,000    5.25%, 5/1/28                                                                                        1,353,585
          300,000  Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.), 4.375%, 10/1/09         300,006
                   Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
          150,000    Series 2003-B, 4.85%, 11/1/11                                                                          152,173
           50,000    Series 2003-A, 5.00%, 11/1/14                                                                           49,941

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                   Market Value (1)
------------------------------------------------------------------------------------------------------------------------------------
          850,000    Series 2003-A, 5.85%, 11/1/23                                                                          818,031
          100,000    Series 2003-A, 6.00%, 11/1/28                                                                           93,799
        3,500,000  Marshall Medical Ctr. Gross Rev. Series 2006 (Avera Marshall Reg. Med. Ctr. Proj.),
                     4.75%, 11/1/28                                                                                       2,756,320
          500,000  Meeker Co. Hosp. Facs. Gross Rev. Series 2007 (Mem. Hosp. Proj.), 5.00%, 11/1/14                         476,755
                   Minneapolis Hlth. Care Sys. Rev. Series 2008-A (Fairview Hlth Svcs. Proj.):
        1,000,000    6.00%, 11/15/18                                                                                      1,071,730
          500,000    6.375%, 11/15/23                                                                                       527,925
        1,000,000  Minneapolis Hsg. & Hlth. Care Facs. Rev. Ref. Series 2007-A (Providence Proj.), 5.50%, 10/1/14           909,900
                   Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003
                    (Health Partners Proj.):
          700,000    5.25%, 12/1/13                                                                                         704,487
        1,235,000    5.00%, 12/1/14                                                                                       1,215,870
          600,000    5.875%, 12/1/29                                                                                        544,698
          250,000  Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19                            208,420
                   Minneapolis Hlth. Care Fac. Rev.:
        1,470,000    Series 2005 (Jones-Harrison Residence Proj.), 5.40%, 10/1/25                                         1,123,800
                     Series 2005-E (Augustana Chapel View Homes Proj.):
          205,000     4.40%, 6/1/10                                                                                         201,777
          220,000     4.55%, 6/1/11                                                                                         216,872
          240,000     4.80%, 6/1/13                                                                                         229,562
          250,000     4.90%, 6/1/14                                                                                         236,730
          255,000     5.00%, 6/1/15                                                                                         229,890
          270,000     5.10%, 6/1/16                                                                                         233,361
          285,000     5.25%, 6/1/17                                                                                         243,920
                   Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
                     Series 2004-A:
          315,000     5.20%, 1/1/11                                                                                         310,262
          500,000     5.75%, 1/1/19                                                                                         433,160
          530,000     5.80%, 1/1/24                                                                                         421,334
          200,000     5.50%, 6/1/27                                                                                         147,630
          500,000    Refunding Series 2006-A 5.00%, 6/1/15                                                                  450,830
                   MN Agr. & Econ. Dev. Board Hlth. Care Rev. Series 1999 (Benedictine Care Centers. Proj.):
          120,000     5.45%, 8/1/09                                                                                         119,945
          120,000     5.50%, 2/1/10                                                                                         119,077
                   MN Agr. & Econ. Dev. Board Rev.:
                     Evangelical Lutheran Good Samaritan Society Proj.:
          405,000     Series 2000, 6.55%, 8/1/16                                                                            419,548
        1,330,000     Series 2000, 6.625%, 8/1/25                                                                         1,355,257
          250,000     Series 2002, 5.50%, 2/1/12                                                                            259,623
                     Series 2000-A (Fairview Hlth. Care Sys. Proj.):
           10,000     6.375%, 11/15/22                                                                                       10,203
          130,000     6.375%, 11/15/29                                                                                      130,939
          110,000  Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.),
                     4.10%, 12/1/10                                                                                         105,584
                   New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
           50,000    5.60%, 3/1/12                                                                                           48,536
        1,175,000    5.90%, 3/1/19                                                                                        1,007,328
          920,000    5.875%, 3/1/29                                                                                         694,922
          900,000  Northfield Hospital Rev. Series 2006 5.50%, 11/1/15                                                      901,692
                   Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
          775,000    5.45%, 7/1/13                                                                                          753,897
          900,000    5.55%, 7/1/19                                                                                          750,951
                   Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
          155,000    4.90%, 7/1/09                                                                                          154,994
          240,000    5.00%, 7/1/10                                                                                          237,538
          200,000  Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
                     (Hosp. Auxilio Oblig. Group Proj.), 6.25%, 7/1/16                                                      200,184
                   Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area
                   Hosp. Proj.):
          190,000    5.00%, 12/1/09                                                                                         189,181
          100,000    5.00%, 12/1/10                                                                                          98,560
        1,000,000    5.00%, 12/1/21                                                                                         835,800
          100,000  Rochester Hlth. Care Facs. Rev. Series 2006 (Mayo Clinic Proj.), 5.00%, 11/15/36                          96,525

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                   Market Value (1)
------------------------------------------------------------------------------------------------------------------------------------
                   Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
          125,000    5.10%, 9/1/25                                                                                          110,958
        3,475,000    5.25%, 9/1/34                                                                                        2,928,661
                   Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.):
        2,500,000    5.00%, 6/1/25                                                                                        2,296,275
          750,000    5.00%, 6/1/35                                                                                          631,238
          510,000  St. Cloud Hosp. Facs. Rev. Ref. Series 1996-B (St. Cloud Hosp. Proj.), 5.00%, 7/1/20                     467,619
        1,000,000  St. Louis Park Hlth. Care Facs. Rev. Series 2008-C (Park Nicollet Hlth. Svcs. Proj.),
                     5.50%, 7/1/23                                                                                          996,140
                   St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
          250,000    5.00%, 5/15/10                                                                                         250,183
           60,000    5.00%, 5/15/11                                                                                          60,019
        1,365,000    5.20%, 5/15/13                                                                                       1,365,437
        2,070,000    5.25%, 5/15/18                                                                                       2,008,480
        1,000,000  St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14                 929,570
        1,963,205  St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%, 10/1/33                        1,366,292
        1,210,000  St. Paul HRA Rev. Refunding Series 1996-C (St. Mary's Home Proj.), 7.00%, 7/1/21                       1,121,247
                   St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005
(Gillette Childrens Hosp. Proj.):
          200,000    5.00%, 2/1/13                                                                                          193,560
          210,000    5.00%, 2/1/14                                                                                          200,626
          160,000    5.00%, 2/1/15                                                                                          146,184
          285,000  St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr.),
                     6.50%, 11/1/11                                                                                         280,326
          280,000  St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%, 5/1/10            276,010
           50,000  Washington Co. Hsg. & Redev. Auth. Hosp. Rev. Series 1998 (Healtheast Proj.), 5.25%, 11/15/12             47,699
                                                                                                                       ------------
                                                                                                                         63,728,247
                                                                                                                       ------------
   INDUSTRIAL / POLLUTION CONTROL (2.9%)
          330,000  Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.),
                     4.15%, 4/1/10                                                                                          329,013
          615,000  Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22                  578,641
          245,000  E. Grand Forks Indus. Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.),
                     5.40%, 4/1/11                                                                                          252,654
          500,000  Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19                                348,830
                   Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
          280,000    7.25%, 5/1/14                                                                                          184,800
          505,000    7.375%, 5/1/17                                                                                         333,300
                   Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
          300,000    Series 2002, 4.00%, 5/15/10                                                                            298,551
          930,000    Series 2002, 5.375%, 5/15/33                                                                           743,089
                   St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
           75,000    5.125%, 3/1/12                                                                                          75,292
          500,000    5.35%, 3/1/18                                                                                          500,880
                   Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
          750,000    zero coupon, 4.95% effective yield, 5/15/14                                                            712,530
        1,125,000    5.00%, 5/15/21                                                                                         980,843
        2,075,000  White Earth Band of Chippewa Indians Rev. Series 2000-A, 7.00%, 12/1/11                                2,140,549
                                                                                                                       ------------
                                                                                                                          7,478,972
                                                                                                                       ------------
   INSURED (4.9%)
        1,500,000  Bemidji Hlth. Care Facs. Rev. Series 2002 (North Country Hlth. Svcs. Proj.) (Radian insured)
                     5.00%, 9/1/24                                                                                        1,354,620
        1,600,000  Cohasset Poll. Ctl. Rev. Ref. Series 2004 (Coll. Allete Proj.) (Radian-IBCC insured),
                     4.95%, 7/1/22                                                                                        1,499,792
           20,000  Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                     20,072
                   Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
        1,000,000    Sub. Series 2001-D, 5.75%, 1/1/14                                                                    1,016,800
        2,010,000    Ref. Sub. Series 2005-C, 5.00%, 1/1/22                                                               2,030,200
        1,750,000    Sub. Series 2007-B, 5.00%, 1/1/25                                                                    1,759,782
                   Perham Gas Utility Rev. Series 1999 (Radian insured):
          300,000    5.35%, 6/1/19                                                                                          300,039
           50,000    5.45%, 6/1/29                                                                                           45,646
          200,000  Plymouth Health Facs. Rev. Series 1994-A (West Health Proj.), 6.125%, 6/1/24                             200,100
        1,000,000  Puerto Rico Cwlth. Pub. Impt. G.O. Series 2001, 5.25%, 7/1/20                                          1,014,610
          600,000  Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU (FSA insured), variable rate, 7/1/29               330,120
          375,000  St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group) (FSA insured),
                     5.75%, 5/1/26                                                                                          379,260
        2,190,000  St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                     (FSA insured), 7.10%, 11/1/23                                                                        2,546,072
                                                                                                                       ------------
                                                                                                                         12,497,113
                                                                                                                       ------------

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                   Market Value (1)
------------------------------------------------------------------------------------------------------------------------------------
   MULTIFAMILY MORTGAGE (18.2%)
                   Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
                     Villa Proj.) (GNMA collateralized):
           40,000     4.90%, 8/1/09                                                                                          40,129
        1,520,000     5.25%, 8/1/18                                                                                       1,521,398
                   Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
          625,000    Series 2000-A, 7.15%, 1/1/20                                                                           598,337
          500,000    Series 2000-A, 7.25%, 1/1/32                                                                           442,975
        2,715,000  Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series 1997-A
                     (Lake Grace Apts. Proj.), 6.00%, 7/1/28                                                              1,949,153
                   Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
           35,000    5.00%, 9/1/09                                                                                           34,946
          495,000    5.375%, 9/1/14                                                                                         447,010
          500,000  Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25                        369,390
          700,000  Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
                     6.50%, 5/1/25                                                                                          595,427
                   Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
          170,000    5.50%, 11/1/10                                                                                         165,985
          545,000    5.80%, 11/1/18                                                                                         500,969
        2,565,000  Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31                  1,799,296
           75,000  Dakota Co. Cmnty. Dev. Agy. Multifamily Hsg. Rev. Ref. Series 2007-A (Commons On Marice Proj.),
                     4.40%, 11/1/09                                                                                          74,559
                   Eden Prairie Multifamily Hsg. Rev. Refunding :
          470,000    Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                       504,103
          675,000    Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                       717,437
        1,185,000    Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                            1,256,929
          519,000    Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43                                         500,326
                   Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
           65,000    4.90%, 10/1/09                                                                                          64,802
          140,000    4.95%, 10/1/10                                                                                         138,110
          100,000    5.00%, 10/1/11                                                                                          99,530
          155,000    5.10%, 10/1/12                                                                                         148,093
          165,000    5.15%, 10/1/13                                                                                         155,113
                   Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
          650,000    6.625%, 10/1/11                                                                                        641,797
          295,000    6.875%, 10/1/14                                                                                        284,660
                   Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
          300,000    5.75%, 10/1/17                                                                                         254,337
          290,000    6.00%, 10/1/21                                                                                         237,139
                   Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
          695,000    5.50%, 12/1/25                                                                                         586,955
        2,000,000    5.50%, 12/1/29                                                                                       1,611,760
                   Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
           10,000    Series 1999-B, 5.00%, 10/1/09                                                                            9,998
          500,000    Series 1999-A, 5.20%, 10/1/19                                                                          461,000
        1,660,000    Series 1999-A, 5.30%, 10/1/29                                                                        1,342,923
          245,000  Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes
                     Care Proj.), 5.50%, 10/1/33                                                                            173,426
        1,400,000  Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29                     1,123,388
        2,765,000  Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series (Torre De San Proj.)
                     (GNMA Collateralized), 4.75%, 1/20/42                                                                2,356,416
                   Minneapolis Multifamily Hsg. Rev.:
          285,000    Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                            275,709
        3,255,000    Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                         3,257,246
        1,200,000    Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                           1,200,252
          310,000    Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30                                     314,526
          830,000    Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17                                                     696,802
                     Ref. Series 2007-A (Keeler Apts. Proj.):
          150,000     4.50%, 10/1/12                                                                                        143,640
          580,000     4.65%, 10/1/15                                                                                        521,658

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                   Market Value (1)
------------------------------------------------------------------------------------------------------------------------------------
                   Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
          370,000    5.00%, 4/1/13                                                                                          358,782
          170,000    5.10%, 4/1/14                                                                                          159,183
                   MN HFA Hsg. Fin. Agy. Rental Hsg.:
           85,000    Series 2004-A, 4.875%, 8/1/24                                                                           80,937
                     Series 1997-A:
           60,000     5.40%, 8/1/10                                                                                          60,109
          125,000     5.45%, 8/1/11                                                                                         125,175
        1,350,000  MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21                                              1,350,000
          650,000  MN HFA Residential Hsg. Rev. Series 2006-A1, 5.10%, 8/1/47                                               577,246
                   Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (GNMA coll.) (Archer Heights Apts. Proj.):
          540,000    5.10%, 7/20/13                                                                                         551,270
          975,000    5.20%, 1/20/18                                                                                         983,463
                   North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.):
          500,000    5.25%, 10/1/13                                                                                         475,180
        1,565,000    5.625%, 10/1/17                                                                                      1,389,908
          500,000    5.75%, 10/1/22                                                                                         421,115
                   Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
          145,000    4.50%, 7/1/09                                                                                          144,994
          115,000    4.75%, 7/1/10                                                                                          113,588
                   Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village Proj.):
          150,000    5.35%, 8/1/15                                                                                          136,164
          200,000    5.625%, 8/1/20                                                                                         165,238
          550,000    5.75%, 8/1/25                                                                                          421,427
          250,000    6.00%, 8/1/31                                                                                          184,220
          460,000  Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.), 5.00%, 4/1/12               451,978
          725,000  Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.), 4.70%, 6/1/11             717,156
          125,000  Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.), 4.50%, 10/20/16                      126,344
          500,000  Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.),
                     5.00%, 12/1/15                                                                                         442,960
        2,800,000  Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.)
                     (LOC Household Fin.) (Mandatory Put 9/1/17) 6.375%, 9/1/37                                           3,038,980
          600,000  St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                     (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18                                               468,594
                   St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.
        1,365,000    Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                        1,068,891
          190,000  St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                     (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15                                         192,196
        1,000,000  St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Ref. Series 2007-A,
                      (Marian Ctr. Proj.), 5.20%, 11/1/22                                                                   725,790
                   St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):
          400,000    5.15%, 10/1/42                                                                                         257,336
          450,000    4.80%, 10/1/18                                                                                         373,779
          670,000  Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17                     572,294
          120,000  Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18                               101,914
                   Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:
          755,000    1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                                  755,461
          695,000    2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26                                      676,124
        1,000,000  Willmar Hsg. & Redev. Auth. Multifamily Rev. Sub. Series 2008-B (Copperleaf Proj.),
                     8.00%, 3/15/41                                                                                         925,740
          250,000  Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
                     5.75%, 6/1/41                                                                                          177,438
                                                                                                                       ------------
                                                                                                                         46,388,623
                                                                                                                       ------------
   MUNICIPAL LEASE (2.7%)
          200,000  Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24          219,878
          300,000  Andover Econ. Dev. Auth. Lease Rev. Prerefunded Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24          329,817
           40,000  Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                               40,018
           50,000  Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10                                  50,346
        1,871,257  Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20                                   1,467,964
           50,000  Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09                  50,762
           81,000  Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%, 8/1/13           81,182
          552,572  Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13                                       527,175
           65,000  Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.),
                     5.00%, 9/1/09                                                                                           65,233

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                   Market Value (1)
------------------------------------------------------------------------------------------------------------------------------------
                   Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
          300,000    4.00%, 10/1/09                                                                                         299,925
          300,000    4.50%, 10/1/10                                                                                         301,617
          200,000    5.00%, 10/1/11                                                                                         202,020
        1,250,000    5.125%, 10/1/20                                                                                      1,159,388
          150,000    5.25%, 10/1/14                                                                                         150,227
          400,000    5.25%, 10/1/25                                                                                         348,780
          315,000    5.375%, 10/1/30                                                                                        264,890
        1,455,000  Winona Indpt. Sch. Dist. 861 Lease Purchase, 6.04%, 8/1/24                                             1,451,683
                                                                                                                       ------------
                                                                                                                          7,010,905
                                                                                                                       ------------
   PUBLIC FACILITIES (0.5%)
           50,000  MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20                                                  48,167
          250,000  Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14                            250,733
                   Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
          135,000    4.625%, 2/1/12                                                                                         136,451
          255,000    5.00%, 2/1/16                                                                                          253,689
          125,000    5.10%, 2/1/18                                                                                          121,035
                   Victoria Recreational Facility Gross Rev. Series 2002:
           70,000    4.75%, 2/1/12                                                                                           71,163
           75,000    4.75%, 8/1/12                                                                                           76,246
           85,000    5.10%, 8/1/15                                                                                           86,584
          205,000  Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17                                155,226
                                                                                                                       ------------
                                                                                                                          1,199,294
                                                                                                                       ------------
   SINGLE FAMILY MORTGAGE (14.1%)
                   Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:
        2,716,319    Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39                                             2,697,495
        1,856,055    Series 2007-A (FNMA, GNMA, & FHLMC backed), 5.125%, 12/1/40                                          1,825,634
                   Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
           20,000    Series 1997, 6.25%, 11/1/30                                                                             20,603
        1,148,486    Series 2005-A3, 5.10%, 4/1/27                                                                        1,176,911
          406,149    Series 2006-A3, 5.70%, 4/1/27                                                                          421,294
        1,727,211    Series 2006-A5, 5.45%, 4/1/27                                                                        1,727,315
        3,822,987    Series 2007-A1, 5.25%, 12/1/40                                                                       3,786,172
          940,000    Series 2007-A2, 5.52%, 3/1/41                                                                          956,478
                   MN HFA Single Family Mtg. Rev.:
          320,000    Series 1994-E, 5.60%, 7/1/13                                                                           320,701
          190,000    Series 1994-E, 5.90%, 7/1/25                                                                           190,112
           50,000    Series 1996-D, 6.00%, 1/1/16                                                                            50,090
           50,000    Series 1997-A, 5.60%, 7/1/09                                                                            50,005
          170,000    Series 1997-I, 5.50%, 1/1/17                                                                           170,214
           75,000    Series 1996-H, 6.00%, 1/1/21                                                                            75,074
          350,000    Series 1997-D, 5.85%, 7/1/19                                                                           357,872
           20,000    Series 1997-E, 5.90%, 7/1/29                                                                            19,387
           10,000    Series 1997-G, 6.00%, 1/1/18                                                                            10,116
          485,000    Series 1998-C, 5.25%, 1/1/17                                                                           485,514
          140,000    Series 1998-F-1, 5.45%, 1/1/17                                                                         141,418
           40,000    Series 1998-F, 5.70%, 1/1/17                                                                            40,412
           55,000    Series 1998-A, 4.80%, 7/1/09                                                                            55,006
           60,000    Series 1998-A, 4.90%, 7/1/10                                                                            60,449
        2,130,000    Series 1998-G, 6.00%, 7/1/22                                                                         2,154,751
          890,000    Series 1999-B, 5.20%, 7/1/17                                                                           890,908
          275,000    Series 1999-B, 5.25%, 1/1/20                                                                           277,381
           45,000    Series 1999-H, 5.30%, 7/1/11                                                                            45,831
           80,000    Series 2000-A, 5.75%, 7/1/18                                                                            80,106
           95,000    Series 2000-C, 6.10%, 7/1/30                                                                            94,811
          440,000    Series 2001-A, 5.35%, 7/1/17                                                                           453,077
          790,000    Series 2002-E, 5.00%, 1/1/20                                                                           799,599

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                   Market Value (1)
------------------------------------------------------------------------------------------------------------------------------------
          290,000    Series 2003-I, 4.30%, 7/1/11                                                                           294,333
          540,000    Series 2003-I, 5.10%, 7/1/20                                                                           540,891
          495,000    Series 2005-G, 4.30%, 1/1/18                                                                           502,569
        1,580,000    Series 2006-B, 5.00%, 1/1/37                                                                         1,522,140
        1,950,000    Series 2006-M, 4.80%, 7/1/26                                                                         1,796,418
          960,000    Series 2007-D, 5.50%, 1/1/38                                                                           962,093
        1,000,000    Series 2007-I, 4.75%, 7/1/27                                                                           910,720
        1,995,000    Series 2007-Q, 5.15%, 7/1/28                                                                         1,900,896
        1,995,000    Series 2007-Q, 5.25%, 7/1/33                                                                         1,888,327
        1,165,000    Series 2008-B,  5.50%, 7/1/28                                                                        1,159,559
        1,500,000    Series 2008-B,  5.65%, 7/1/33                                                                        1,498,035
        1,550,000    Series 2009-B, 5.90%, 7/1/28                                                                         1,585,820
        1,850,000    Series 2009-B, 5.00%, 7/1/38                                                                         1,870,701
                                                                                                                       ------------
                                                                                                                         35,867,238
                                                                                                                       ------------
   TRANSPORTATION (1.2%)
                   Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
           75,000    Series 1999-B, 5.25%, 1/1/18                                                                            74,040
        1,050,000    Series 2000-B, 6.00%, 1/1/18                                                                         1,058,368
           20,000    Series 2001-B, 5.75%, 1/1/16                                                                            20,209
        1,500,000    Sub. Series 2005-B, 5.00%, 1/1/25                                                                    1,322,340
          100,000    Ref. Sub. Series 2005-C, 5.00%, 1/1/31                                                                  96,177
        1,000,000  Puerto Rico Cwlth. Hwy. & Trnsn. Auth.  Rev. Ref. Series 2007-N (FSA insured),
                     variable rate, 7/1/45                                                                                  408,750
                                                                                                                       ------------
                                                                                                                          2,979,884
                                                                                                                       ------------
   UTILITY (5.1%)
        1,000,000  Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25                          1,012,130
          965,000  Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A, 4.00%, 12/1/09                               963,562
                   MN Muni Pwr. Agy. Elec. Rev.:
        2,000,000    Series 2004-A, 5.25%, 10/1/24                                                                        2,032,840
        1,465,000    Series 2005, 5.00%, 10/1/35                                                                          1,425,225
          700,000    Series 2007, 5.25%, 10/1/27                                                                            710,710
                   North Branch Elec. Sys. Rev. Series 2008-B:
          250,000    5.00%, 8/1/22                                                                                          250,580
          500,000    5.75%, 8/1/28                                                                                          506,640
        1,250,000  Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                             614,688
        2,000,000  Puerto Rico Elec. Pwr. Auth. Rev. Series 2005-RR, 5.00%, 7/1/22                                        1,895,520
        3,100,000  Southern MN Pwr. Agy. Pwr. Supply Sys. Rev Series 2006, 4.84%, 1/1/13                                  2,748,677
          780,000  Virgin Islands Water & Power Auth. Water Sys. Rev. Ref. Series 1998, 5.50%, 7/1/17                       764,696
                                                                                                                       ------------
                                                                                                                         12,925,268
                                                                                                                       ------------

   OTHER REVENUE BONDS (9.8%)
          830,000  Brooklyn Park Econ. Dev. Auth. Tax Increment Rev. Series 2007-A (Huntington Site Dev. Proj.),
                     5.00%, 2/1/10                                                                                          836,897
                   Columbia Heights Econ. Dev. Auth. Tax Increment Rev. Series 2007 (Huset Park Area Redev. Proj.):
          288,000    5.00%, 2/15/17                                                                                         226,601
          510,000    5.20%, 2/15/22                                                                                         348,835
          900,000  Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.),
                     Series 2000, 7.25%, 11/1/16                                                                            897,102
          737,801  Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26                                             532,493
                   Guam Gov. Section 30 Ltd. Obligation Rev. Series 2009-A:
        1,000,000    5.50%, 12/1/19                                                                                         993,380
          400,000    5.375%, 12/1/24                                                                                        388,116
                   Lakeville Liquor Rev. Series 2007:
          145,000    5.00%, 2/1/11                                                                                          143,846
          190,000    5.00%, 2/1/17                                                                                          167,812
          210,000    5.00%, 2/1/22                                                                                          165,950
          230,000  McLeod Co. Commercial Dev. Rev. Series 2005 (Southwest MN Foundation Proj.), 5.125%, 12/1/31             206,926
                   Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
           75,000    Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                            76,132
          500,000    Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                         498,450
          160,000    Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                         162,147
                   Minneapolis Tax Increment Rev. Refunding Series 2007 (East River/Unocal Site Proj.):
          120,000    4.80%, 2/1/12                                                                                          114,421
          245,000    5.10%, 2/1/17                                                                                          205,077
          240,000    5.20%, 2/1/21                                                                                          181,272

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                                                   Market Value (1)
------------------------------------------------------------------------------------------------------------------------------------
                   Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
          600,000    4.50%, 2/1/13                                                                                          535,770
          100,000    4.50%, 2/1/10                                                                                           98,706
          100,000    4.60%, 2/1/11                                                                                           95,992
          125,000    4.70%, 2/1/12                                                                                          116,874
          125,000    4.80%, 2/1/13                                                                                          112,991
          550,000  Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16                             473,082
                   Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):
          191,000    4.25%, 8/15/11                                                                                         192,602
        1,195,000    5.00%, 2/15/27                                                                                       1,037,499
          280,000  Puerto Rico Cwlth. Infrastructure Fin. Auth. Spl. Tax. Rev. Ref. Series 2005-C
                     zero coupon, 8.40% effective yield, 7/1/28                                                              65,920
        1,000,000  Puerto Rico Sales Tax Fin. Corp. Rev. Series 2009-A, zero coupon, 6.75% effective yield, 8/1/32          630,000
                   St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg. Phase 1A Proj.):
          500,000    4.75%, 2/1/17                                                                                          385,625
          500,000    4.90%, 2/1/22                                                                                          330,210
                   St. Paul Hsg. & Redev. Auth. Rev. Series 2008 (Jimmy Lee Rec. Ctr. Proj.):
          500,000    4.75%, 12/1/26                                                                                         476,000
          500,000    5.00%, 12/1/32                                                                                         476,765
                   St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
          155,000    Series 2001 (US Bank Operations Ctr. Proj.), 5.40%, 8/1/09                                             154,845
          100,000    Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                              94,710
          800,000    Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                            640,016
        1,088,000    Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                              812,986
          973,000    Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                              762,997
        2,996,000    Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29                                                   2,160,655
        1,922,000    Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                                 1,402,656
        1,165,000    Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                        845,475
        1,234,000    Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                                     855,619
                   St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
          155,000    5.00%, 8/1/09                                                                                          154,963
          200,000    5.00%, 8/1/10                                                                                          199,012
          390,000    5.00%, 8/1/11                                                                                          388,077
          805,000    5.00%, 8/1/21                                                                                          651,792
        2,150,000    5.00%, 8/1/36                                                                                        1,362,154
          715,000  St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.), 5.00%, 10/1/25             738,695
                   Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:
          475,000    4.65%, 6/1/20                                                                                          450,766
          300,000    5.00%, 6/1/30                                                                                          262,560
           45,000  Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.),
                     6.625%, 6/1/20                                                                                          45,525
          620,000  Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.),
                     6.625%, 6/1/20                                                                                         647,646
                   Virgin Islands Pub. Fin. Auth.:
          185,000    Rev. Gross Receipts Taxes Loan Series 1999-A, 5.625%, 10/1/10                                          189,309
          125,000    Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21                                                            114,718
        1,000,000    Rev. Series 2009-A (Diago Proj.), 6.625%, 10/1/29                                                      992,710
                                                                                                                       ------------
                                                                                                                         25,101,379
                                                                                                                       ------------

Total municipal bonds (cost: $269,167,133)                                                                              246,454,056
                                                                                                                       ------------

CLOSED-END MUTUAL FUNDS (0.9%) (2)
           10,900  Delaware Investments Minnesota Municipal Income Fund II                                                  131,672
           44,100  First American Minnesota Municipal Income Fund II                                                        566,685
          117,900  MN Municipal Income Portfolio                                                                          1,559,817
                                                                                                                       ------------

Total closed-end mutual funds (cost: $2,302,267)                                                                          2,258,174
                                                                                                                       ------------

SHORT-TERM SECURITIES (1.9%) (2)
        4,835,088  Wells Fargo Minnesota Municipal Cash Fund, 0.01%                                                       4,835,088
                                                                                                                       ------------

Total Short-Term Securities (cost: $4,835,088)

Total investments in securities (cost: $276,304,488)                                                                   $253,547,318
                                                                                                                       ============

Other Assets and Liabilities, Net (+0.60%)                                                                                1,542,877

                                                                                                                       ------------
Total Net Assets                                                                                                       $255,090,195
                                                                                                                       ============


                                                                                                                       ------------
Aggregate Cost                                                                                                          276,304,488
                                                                                                                       ------------

Gross Unrealized Appreciation                                                                                             1,302,043
Gross Unrealized Depreciation                                                                                           (24,059,213)
                                                                                                                       ------------
Net Unrealized Appreciation(Depreciation)                                                                               (22,757,170)
                                                                                                                       ============

Notes To Schedule of Investments:

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                         $  7,093,262
Level 2 - Other Significant Observable Inputs                   $246,454,056
Level 3 - Significant Unobservable Inputs                                 --
--------------------------------------------------------------------------------
Total                                                           $253,547,318
================================================================================

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

====================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                  Coupon Rate (%)  Maturity Date     Fair Value (1)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (95.8%) (2)

   ALABAMA (2.4%)
         100,000   Bessemer Med. Clinic Rev. (Bessemer Carraway)                             7.25        4/1/2015           100,135
         400,000   Health Care Auth. For Baptist Health Rev.                                 6.13      11/15/2036           405,296
         100,000   Huntsville-Redstone Vlg. Spl. Care Facs. Auth.                            5.25        1/1/2015            90,068
         150,000   Pell City Spl. Care. Rev. (Noland Hlth. Svcs.)                            5.25       12/1/2027           119,241
         260,000   University of Alabama Birmingham Hosp. Rev.                               5.75        9/1/2022           271,266
                                                                                                                       ------------
                                                                                                                            986,006
                                                                                                                       ------------
   ALASKA (1.7%)
          85,000   AK Hsg. Fin. Corp. Gen. Mtg. Rev.                                         6.00        6/1/2049            85,513
         250,000   AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)                            5.50       12/1/2012           239,190
         300,000   Aleutians East Burough (Aleutian Pribilof Islands)                        5.50        6/1/2025           206,592
         150,000   Matanuska-Susitna Boro COP (Animal Care)                                  5.75        3/1/2023           144,331
                                                                                                                       ------------
                                                                                                                            675,626
                                                                                                                       ------------
   ARIZONA (5.2%)
          94,335   AZ Hlth. Facs. Auth.  Rev. (New AZ Family)                                5.25        1/7/2027            66,661
         100,000   Coconino Co. Poll. Ctrl. Corp. Rev.                                       5.50        6/1/2034           100,636
         250,000   Flagstaff Indl. Dev. Auth. (Sr. Living Cmnty.)                            5.50        7/1/2022           194,290
         250,000   Pima Co. Indl. Dev. Auth. (Coral Academy Science)                         6.38       12/1/2018           221,788
         100,000   Pima Co. Indl. Dev. Rev. (Academic Success)                               5.38        7/1/2022            79,639
         250,000   Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)                        5.00        6/1/2022           191,603
         235,000   Pima Co. Indl. Dev. Rev. (AZ Charter Schools)                             6.10        7/1/2024           172,690
         370,000   Pima Co. Indl. Dev. Rev. (AZ Charter Schools)                             6.75        7/1/2031           275,043
         200,000   Pinal Co. Indl. Dev.  Rev. (Florence West Prison)                         5.25       10/1/2018           180,602
         150,000   Scottsdale Indl. Rev. Ref. (Scottsdale Healthcare)                        5.25        9/1/2030           136,268
         250,000   Southside Cmnty. Spl. Assmt. Rev. (Prescott Vy.)                          6.13        7/1/2018           204,683
         300,000   University Med. Ctr. Corp. Hosp. Rev.                                     6.25        7/1/2029           296,295
                                                                                                                       ------------
                                                                                                                          2,120,198
                                                                                                                       ------------
   CALIFORNIA (6.3%)
         200,000   Abag Fin. Auth. Nonprofit COP (Channing House)                            5.38       2/15/2019           179,438
         295,000   Alameda Transn. Auth. Sub. Lien Rev. Ref.                                 6.15       10/1/2018           173,605
         150,000   CA Tob. Sec. Corp. Asset-Backed Sr. Rev.                                  5.10        6/1/2028           104,782
         250,000   CA Fin. Auth. Rev. (Kern Regl. Ctr.)                                      6.88        5/1/2025           250,232
         400,000   CA Fin. Auth. Educ. Fac. Rev. (King/Chavez)                               8.00       10/1/2022           395,748
         140,000   CA Statewide Cmntys. Rev. (Lancer Educ.)                                  5.40        6/1/2017           112,833
         100,000   CA Statewide Cmntys. Spl. Tax Rev. (Orinda)                               6.00        9/1/2029            79,204
         500,000   Center Uni. Sch. Dist.  G.O. (1991 Election)                              6.07        8/1/2031           109,870
         250,000   Central Valley Fin. Auth.  Rev. Ref. (Carson Ice)                         5.00        7/1/2018           247,237
         250,000   Chawanakee Univ. Sch. Dist. COP                                           6.25        5/1/2039           250,930
         200,000   El Centro Redev. Agy. Tax. Alloc.                                         4.25       11/1/2024           157,338
         245,000   Foothill/Eastern Corridor Agy. Toll Rd. Rev. Ref.                         9.65       1/15/2022            91,713
          20,000   Los Angeles Regl. Arpts. Impt. Lease Rev.                                10.25        1/1/2013            20,208
         250,000   Palmdale Cmnty. Redev. Agy. Tax. Alloc.                                   6.95       12/1/2020           126,113
         200,000   Rialto Redev. Agy. Tax Alloc. (Merged Proj.)                              6.25        9/1/2037           185,554
         250,000   Rohnert Park Cmnty. Dev. Tax. Alloc.                                      7.75        8/1/2030            61,435
                                                                                                                       ------------
                                                                                                                          2,546,240
                                                                                                                       ------------
   COLORADO (4.2%)
         250,000   Co. Hlth. Facs. Rev. Ref. (Valley View Hosp.)                             5.50       5/15/2028           218,592
         195,000   Denver Hlth. & Hosp. Auth. Healthcare Rev.                                1.55       12/1/2033            95,794
       1,000,000   E-470 Pub. Hwy. Auth. Cap. Appeciation Rev.                               6.20        9/1/2028           228,290
         150,000   E-470 Pub. Hwy. Auth. Rev.                                                5.50        9/1/2024           132,613
         300,000   Fruita Rev. (Family Hlth. West)                                           7.00        1/1/2018           268,635
         160,000   Interlocken Met. Dist. Ref. G.O.                                          5.75      12/15/2019           145,226
         250,000   La Junta Hosp. Rev. (Ark Valley Regl. Med. Ctr.)                          6.10        4/1/2024           228,827
         300,000   CO Pub. Auth. For Energy Nat. Gas. Rev.                                   5.75      11/15/2018           282,555
         150,000   Walker Field Pub. Arpt. Auth Rev.                                         4.75       12/1/2027           118,365
                                                                                                                       ------------
                                                                                                                          1,718,897
                                                                                                                       ------------
   CONNECTICUT (1.0%)
          50,000   CT DFA Pollution Ctl. Rev. Ref. (CT Light & Power)                        5.85        9/1/2028            49,203
         250,000   Mashantucket Western Pequot Tribe Spl. Rev.                               5.75        9/1/2018           167,285
         400,000   Mashantucket Western Pequot Tribe Sub. Spl. Rev.                          5.55        9/1/2016           183,000
                                                                                                                       ------------
                                                                                                                            399,488
                                                                                                                       ------------

====================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                  Coupon Rate (%)  Maturity Date     Fair Value (1)
------------------------------------------------------------------------------------------------------------------------------------
   FLORIDA (9.5%)
         150,000   Alachua Co. Hlth. Facs Rev. (Shands Hlth. Care)                           6.75       12/1/2030           153,022
         315,000   Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Ref.                           5.00        5/1/2019           287,230
         250,000   Atlantic Beach Healtcare Rev. Ref. (Fleet Landing)                        5.38       10/1/2010           249,395
         100,000   Connerton West Cap. Impt. Spl. Assmnt. Rev.                               5.13        5/1/2016            47,123
         250,000   Gramercy Farms Cmnty. Dev. Dist. Spl. Assmnt.                             5.10        5/1/2014           123,602
         210,000   Heritage Landing Cmnty. Dev. Spl. Assmt.                                  5.60        5/1/2036           170,514
         150,000   Highlands Co. Hlth. Facs. Rev. Ref. (Adventist)                           5.00      11/15/2031           134,883
         135,000   Jacksonville Econ. Dev. Rev. (Mayo Clinic)                                5.50      11/15/2036           135,402
         100,000   Lake Ashton II Cmnty. Dev. Dist. Cap. Impt. Rev.                          5.00       11/1/2011            51,608
         100,000   Lakeland Retirement Cmnty. Rev. Ref. (Carpenters)                         5.88        1/1/2019            88,104
         250,000   Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)                        5.00      11/15/2029           168,802
         250,000   Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)                        5.25       6/15/2027           157,130
         100,000   Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev.                                5.25       11/1/2014            54,938
         250,000   Main St. Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt.                         6.90        5/1/2017           216,085
         275,000   Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)                            5.38      11/15/2028           170,247
         110,000   Miami-Dade Co. Pub. Svc. Tax Rev. (UMSA)                                  4.20        4/1/2024            92,546
         125,000   Miami-Dade Co. Spl. Obligation Rev. Ref. Sub.                             7.30       10/1/2025            42,029
          65,000   Miami Spl. Rev. Ref.                                                      6.75        1/1/2015            45,071
         305,000   Palm Beach Co. Hlth. Rev. (Abbey Delray South)                            5.50       10/1/2011           305,162
         100,000   Palm Beach Co. Hlth. Rev. Ref. (Acts Retirement)                          5.00      11/15/2020            93,004
         160,000   Port St. Lucie Spl. Assmt. Rev.  Ref.                                     6.00        7/1/2021           173,658
         135,000   St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Bayview)                        5.00       10/1/2017           107,634
         100,000   St. Johns Co. Indl. Dev. Auth. Rev. (Presbyterian)                        5.63        8/1/2034            75,493
         200,000   Sarasota Co. Hlth. Rev. (Vlg. on the Isle)                                5.50        1/1/2027           146,870
         250,000   Sarasota Natl. Cmnty. Spl. Assessment                                     5.30        5/1/2039           131,345
          50,000   Seminole Tribe Spl. Oblig. Rev.                                           5.75       10/1/2022            44,776
         150,000   Stoneybrook South Cmnty. Spl. Asst. Rev.                                  5.45       11/1/2015            74,099
         300,000   Tallahassee Hlth. Facs. Rev. (Mem. Hlth. Care)                            6.38       12/1/2030           287,007
          25,000   Waters Edge Cmnty. Dev. Dist. Cap. Impt.                                  5.00       11/1/2012            13,345
                                                                                                                       ------------
                                                                                                                          3,840,124
                                                                                                                       ------------
   GEORGIA (1.7%)
         100,000   Chatham Co. Hosp. Rev. Ref. Impt. (Mem. Med. Ctr.)                        5.50        1/1/2021            93,834
         500,000   Gainesville & Hall Co. Dev. Rev. (ACTS Retirement)                        6.38      11/15/2029           499,105
         100,000   Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)                          5.25        7/1/2027            73,466
          30,000   Private Colleges & Univ. Rev. (Mercer Univ.)                              5.38       10/1/2029            24,454
                                                                                                                       ------------
                                                                                                                            690,859
                                                                                                                       ------------
   GUAM (0.9%)
         300,000   Guam Gov. G.O.                                                            5.75      11/15/2014           296,532
         100,000   Northern Mariana Islands G.O.                                             5.00       10/1/2022            80,460
                                                                                                                       ------------
                                                                                                                            376,992
                                                                                                                       ============
   IDAHO (1.7%)
         335,000   ID Hsg. & Fin. Assn. Rev. (ID Arts Center Sch.)                           5.50       12/1/2018           277,956
         150,000   ID Hsg. & Fin. Assn. Rev. (Liberty Charter Sch.)                          5.50        6/1/2021           128,526
         220,000   ID Hsg. & Fin. Assn. Nonprofit Facs. Rev.                                 5.63        7/1/2021           185,110
         100,000   ID Hsg. & Fin. Assn. (North Star Charter School)                          9.00        7/1/2021           100,784
                                                                                                                       ------------
                                                                                                                            692,376
                                                                                                                       ------------
   ILLINOIS (6.8%)
         320,000   Cook Co. Sch. Dist. No. 148 (Dolton)                                      5.50       12/1/2027           270,134
         150,000   Harvey  Ref. & Impt. G.O.                                                 5.50       12/1/2027           136,867
         100,000   IL Fin. Auth. Rev. (Noble Network Charter Sch.)                           4.30        9/1/2015            81,694
         250,000   IL Fin. Auth. Rev. (Sedgebrook Inc. Fac.)                                 5.40      11/15/2016           205,177
         165,000   IL Fin. Auth. Rev. (OSF Healthcare Sys.)                                  5.25      11/15/2022           154,437
         150,000   IL Fin. Auth. Rev. (Swedish American Hosp.)                               5.00      11/15/2023           127,675
         350,000   IL Fin. Auth. Rev. (Tabor Hills Supportive Living)                        5.25      11/15/2026           254,163
         205,000   IL Fin. Auth. Rev. (Intl. Ice Ctr.) (3)                                   7.00       12/1/2035           148,291
         150,000   IL Fin. Auth. Rev. (Elmhurst Mem.)                                        5.63        1/1/2037           124,660
         200,000   IL Fin. Auth. Rev. (North Shore Ice Arena)                                6.25       12/1/2038           143,798
         250,000   IL Health Facs. Auth. Rev. (Ingalls Hlth. Sys.)                           6.25       5/15/2014           250,070
         100,000   IL Health Facs. Auth. Rev. Ref. (Sinai Health)                            5.00       8/15/2024            98,225
         100,000   Lake Co. Cmnty. Sch. Dist. #3 G.O. (Beach Pk.)                            6.47        2/1/2019            65,151
         100,000   Manhattan Spl. Tax. (Groebe Farm-Stonegate)                               5.75        3/1/2022            61,738
         180,000   Markham IL G.O.                                                           4.75        2/1/2017           168,104

====================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                  Coupon Rate (%)  Maturity Date     Fair Value (1)
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Melrose Park Tax Increment G.O.                                           4.60      12/15/2013           103,824
          95,000   Southwestern IL Dev. Auth. Tax. Alloc. Rev. Ref.                          7.00       10/1/2022            82,391
         500,000   Winnebago & Stephenson Co. (Sch. Dist. 321)                               5.25        1/1/2019           292,835
                                                                                                                       ------------
                                                                                                                          2,769,234
                                                                                                                       ------------
   IOWA (0.8%)
         150,000   IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)                          5.00       12/1/2014           122,068
         100,000   IA Fin. Auth. Sr. Living  (Deerfield Ret. Cmnty.)                         5.00      11/15/2021            68,312
         200,000   IA Fin. Auth. Sr. Living  (Deerfield Ret. Cmnty.)                         5.50      11/15/2027           125,192
                                                                                                                       ------------
                                                                                                                            315,572
                                                                                                                       ------------
   INDIANA (2.2%)
         200,000   IN Hlth. & Educ. Fac. Fing. Auth. Hosp. Rev.                              5.50        3/1/2022           189,328
         200,000   Paoli Bldg. Corp. (First Mtg.)                                            5.00       1/15/2032           184,616
         100,000   Richmond Hosp. Auth. Rev. (Reid Hosp.)                                    6.50        1/1/2029           102,418
         150,000   St. Joseph Co. Econ. Dev. Rev. (Holy Cross Vlg.)                          5.70       5/15/2028           110,750
         150,000   St. Joseph Co. Hosp. Auth. Rev. (Madison Ctr.)                            5.80       2/15/2024           129,119
         250,000   St. Joseph Co. Hosp. Auth. Health. Facs. Rev.                             5.25       2/15/2028           188,698
                                                                                                                       ------------
                                                                                                                            904,929
                                                                                                                       ------------
   KENTUCKY (1.0%)
         140,000   Jefferson Co. Mtg. Rev. (Christian Church Homes)                          6.13      11/15/2013           139,342
         250,000   Louisville/Jefferson Co. Health Fac. (Jewish Hosp.)                       6.00        2/1/2022           254,735
                                                                                                                       ------------
                                                                                                                            394,077
                                                                                                                       ------------
   LOUISIANA (0.9%)
         100,000   Caddo Parish Sew. Dist. No. 7 Rev. Ref.                                   6.60       11/1/2024           102,175
         215,000   LA Loc. Gov. Rev. (Cap. Pjs. & Equip. Acquisition)                        6.55        9/1/2025           169,783
         125,000   St. John Baptist Parish Rev. (Marathon Oil)                               5.13        6/1/2037           104,663
                                                                                                                       ------------
                                                                                                                            376,621
                                                                                                                       ------------
   MAINE (0.5%)
         200,000   ME Educ. Auth. Student Loan Rev.                                          5.63       12/1/2027           197,396
                                                                                                                       ------------

   MARYLAND (0.5%)
         250,000   Howard Co. Retirement Cmnty. Rev. (Vantage House)                         5.25        4/1/2027           171,657
          60,000   MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)                        5.00        1/1/2017            47,782
                                                                                                                       ------------
                                                                                                                            219,439
                                                                                                                       ------------
   MASSACHUSETTS (1.7%)
         155,000   MA St. Dev. Fin. Rev. (Wheelock College)                                  5.00       10/1/2017           141,517
         255,000   MA St. Hlth. & Educ. Rev. (Quincy Med. Ctr.)                              5.13       1/15/2012           246,424
         170,000   MA St. Hlth. & Educ. Rev. (Nichols College)                               6.00       10/1/2017           152,755
         100,000   MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)                          5.75        7/1/2018            90,268
          75,000   Pioneer Valley Regl. Sch. Dist. G.O.                                      6.30        6/1/2019            76,949
                                                                                                                       ------------
                                                                                                                            707,913
                                                                                                                       ------------
   MICHIGAN (6.5%)
         350,000   Advanced Technology Academy Pub. Sch. Rev.                                6.00       11/1/2028           265,174
         200,000   Bishop Intl Airport Auth. Rev.                                            5.13       12/1/2017           184,446
         150,000   Detroit G.O.                                                              5.25        4/1/2020           121,161
         240,000   Detroit Convention Fac. Cap. Appreciation Rev.                            6.17       9/30/2014           191,369
         190,000   Detroit Downtown Dev. Tax Alloc. (Dev. Area No. 1)                        4.75        7/1/2025           158,889
         100,000   Detroit Sewer Disp. Rev. Ref. Second Lien                                 5.50        7/1/2022            97,198
         250,000   Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.                          5.00       11/1/2022           181,750
         400,000   Jackson Co. Hosp. Fin. Rev. (W.A. Foote Hosp.)                            5.25        6/1/2017           382,256
          50,000   Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)                            5.25      11/15/2014            44,686
         155,000   MI Pub. Educ. Facs. Oblig. Rev. (Bradford Academy)                        6.00        9/1/2016           143,480
         200,000   MI Pub. Educ. Facs. Oblig. Rev. (Bradford Academy)                        8.00        9/1/2021           197,978
         250,000   MI St. Bldg. Auth. Rev.                                                   5.98      10/15/2021           112,447
          40,000   MI St. Hosp. Rev. Ref. (Detroit Medical)                                  5.25       8/15/2027            25,453
         150,000   MI St. Strategic Fd.  Rev. Ref. (Detroit Edison)                          5.45        9/1/2029           139,252
         250,000   MI Tob. Settlement Fin. Auth. Sr. Rev.                                    5.13        6/1/2022           203,365
         175,000   Saginaw Hosp. Fin. Auth. Rev. (Covenant Med. Ctr.)                        6.50        7/1/2030           171,470
                                                                                                                       ------------
                                                                                                                          2,620,374
                                                                                                                       ------------
   MINNESOTA (2.2%)
         100,000   Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)                            5.50        8/1/2025            73,878
          98,000   Columbia Heights Econ. Dev. Rev. (Huset Park)                             5.00       2/15/2017            77,107
          80,000   St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)                          5.90        9/1/2020            62,646
         200,000   St. Paul Hsg. & Redev. Auth. MF (Marian Ctr.)                             5.05       11/1/2017           166,824
         165,000   St. Paul Hsg. & Redev. Rev. (Cmnty. Peace Acad.)                          5.00       12/1/2018           140,166

====================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                  Coupon Rate (%)  Maturity Date     Fair Value (1)
------------------------------------------------------------------------------------------------------------------------------------
         150,000   St. Paul Hsg. & Redev. Auth. Rev. (US Bank Ops.)                          6.50        8/1/2022           116,396
         375,000   St. Paul Port Auth. Lse. Rev. (Regions Hosp. Pkg.)                        5.00        8/1/2036           237,585
                                                                                                                       ------------
                                                                                                                            874,602
                                                                                                                       ------------
   MISSOURI (2.3%)
         300,000   Independence 39th St. Transn. Dist. Rev.                                  6.88        9/1/2032           233,496
         140,000   Joplin Indl. Dev. Auth. Rev. Ref. (Christian)                             5.50       5/15/2017           116,155
         100,000   Lakeside 370 Levee Dist. Spl. Tax                                         7.00        4/1/2028            81,100
         250,000   MO Dev. Fin. Brd.  Rev. (Arnold-Rd Infrastructure)                        5.00       11/1/2027           231,977
         125,000   St. Louis Co. Indl. Rev. (Friendship Vlg. West)                           5.38        9/1/2021           111,258
         150,000   St. Louis Co. Indl.  Rev. (St. Andrews)                                   5.38       12/1/2027           147,758
                                                                                                                       ------------
                                                                                                                            921,744
                                                                                                                       ------------
   NEVADA (3.1%)
         215,000   Clark Co. Impt. Dist. (128 Summerlin)                                     5.00        2/1/2020           126,444
         250,000   Clark Co. Poll. Ctr. Rev. Ref. (Nev. Pwr. Co.)                            5.30       10/1/2011           241,400
         250,000   Las Vegas Redev. Agy. Tax Allocation                                      6.00       6/15/2015           254,872
         200,000   Mesquite Redev. Agy. Tax Allocation Rev.                                  6.00        6/1/2015           197,060
         250,000   Sparks Redev. Agy. Tax Increment Rev. (Area No. 2)                        6.40        6/1/2020           197,978
         300,000   Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax.                           6.50       6/15/2020           243,195
                                                                                                                       ------------
                                                                                                                          1,260,949
                                                                                                                       ------------
   NEW HAMPSHIRE (0.2%)
         300,000   Manchester Hsg. & Redev. Auth. Rev.                                       6.91        1/1/2027            77,040
                                                                                                                       ------------

   NEW JERSEY (1.3%)
         100,000   NJ Educ. Facs. Rev. Ref. (Univ. Med. & Dentistry)                         7.13       12/1/2023           104,733
         230,000   NJ Hlth. Care. Facs. Fin. Auth. Rev.                                      6.25        7/1/2016           230,184
         200,000   NJ Hlth. Care. Rev. (St. Josephs Hlth. Care Sys.)                         5.75        7/1/2015           184,144
                                                                                                                       ------------
                                                                                                                            519,061
                                                                                                                       ------------
   NEW MEXICO (1.1%)
         270,000   Farmington Poll. Ctr. Rev. Ref. (San Juan)                                6.30       12/1/2016           268,485
         250,000   NM State Hosp. Equip. Rev. Ref. (Rehoboth)                                5.00       8/15/2017           196,755
                                                                                                                       ------------
                                                                                                                            465,240
                                                                                                                       ------------
   NEW YORK (1.1%)
         100,000   Nassau Co. Indl. Rev. (Amsterdam at Harborside)                           5.88        1/1/2018            89,299
         250,000   NY Dorm Auth. Rev. (Frances Schervier Home)                               5.50        7/1/2027           229,652
         200,000   Seneca Nations Indians Cap. Impt. Auth.                                   5.00       12/1/2023           128,898
                                                                                                                       ------------
                                                                                                                            447,849
                                                                                                                       ------------
   NORTH CAROLINA (1.0%)
         100,000   Buncome Co. Proj. (Woodfin Downtown Corridor)                             6.75        8/1/2024            81,579
         250,000   NC Med. Care. Cmmn.  Rev. (Arc Projects)                                  5.80       10/1/2034           213,867
         200,000   NC Med. Care Cmnty. Retirement Facs. (Brookwood)                          5.25        1/1/2032           128,366
                                                                                                                       ------------
                                                                                                                            423,812
                                                                                                                       ------------
   NORTH DAKOTA (0.6%)
          21,000   City of Washburn (Bismarck State College Fdtn.)                           5.01        4/1/2032            19,716
         250,000   Grand Forks Healthcare Sys. Rev. (Altru Health)                           5.63       8/15/2027           227,377
                                                                                                                       ------------
                                                                                                                            247,093
                                                                                                                       ------------
   OHIO (3.4%)
          95,000   Buckeye OH Tob. Settlement Asset-Backed Sr. Rev.                          5.13        6/1/2024            76,475
         250,000   Cleveland-Cuyahoga Co. Rev. (St. Clarence)                                6.00        5/1/2021           183,965
         143,500   Cuyahoga Co. Hsg. Mtg. Rev. (R. H. Myers Apts.)                           5.70       3/20/2042           146,059
         350,000   Erie Co. Hosp. Facs. Rev. (Firelands Regl. Med. Ctr.)                     5.63       8/15/2032           291,053
         205,000   Hamilton Co. Healthcare Rev. Ref. (Life Enriching)                        5.00        1/1/2027           146,540
         185,000   Marion Co. Hlth. Care. Rev. Ref (UTD Church Homes)                        6.38      11/15/2010           184,517
         150,000   Ross Co. Hosp. Rev. Ref. (Adena Hlth. Sys.)                               5.75       12/1/2028           149,819
         250,000   Toledo-Lucas Co. Spl. Assmt. Rev. (Crocker Park)                          5.38       12/1/2035           206,023
                                                                                                                       ------------
                                                                                                                          1,384,451
                                                                                                                       ------------
   OKLAHOMA (0.8%)
         195,000   Atoka Co.  Hlth. Care Rev. (Atoka Mem. Hosp)                              5.88       10/1/2018           150,807
         100,000   Grady Co. Indl. Auth. Lease Rev.                                          6.00       11/1/2029            86,418
         100,000   Tulsa Indl. Auth. Rev. Ref. (Univ. of Tulsa)                              6.00       10/1/2027           104,004
                                                                                                                       ------------
                                                                                                                            341,229
                                                                                                                       ------------
   OREGON (1.5%)
         250,000   Langston Econ. Dev. Rev. (Langston Univ./LDF)                             5.00        5/1/2035           168,777
         200,000   Oregon Hlth. Sciences Univ. Rev.                                          5.75        7/1/2039           195,804
         300,000   Western Generation Agy. Rev. (Wauna Cogeneration)                         5.00        1/1/2021           235,041
                                                                                                                       ------------
                                                                                                                            599,622
                                                                                                                       ------------

====================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                  Coupon Rate (%)  Maturity Date     Fair Value (1)
------------------------------------------------------------------------------------------------------------------------------------
   PENNSYLVANIA (3.3%)
         210,000   Allegheny Co. Higher Educ. Rev. (Thiel College)                           5.38      11/15/2019           171,482
          75,000   Chester GTD Rev. (Host Community)                                         5.80       12/1/2013            69,741
         170,000   Crawford Co. Indl. Dev. Rev. (Allegheny College)                          6.00       11/1/2031           171,997
         250,000   Lehigh Co. Gen. Purpose Rev. (St. Luke's Hosp)                            1.61       8/15/2042           131,562
         100,000   Lancaster Co. Hosp. Auth. Rev. (Brethren Vlg.)                            5.20        7/1/2012            96,505
         500,000   Luzerne Co. Notes G.O.                                                    7.00       11/1/2026           534,865
          60,000   Montgomery Co. Indl. Dev. Auth. (Whitemarsh)                              6.00        2/1/2021            43,493
         100,000   Quakertown Gen. Auth. Hlth. Rev. (Lifequest)                              6.05       7/20/2024           102,234
                                                                                                                       ------------
                                                                                                                          1,321,879
                                                                                                                       ------------
   RHODE ISLAND (0.6%)
         250,000   RI Hlth. & Educ. Bldg. Ref. Ref. (Univ. of RI)                            6.50       9/15/2028           263,415
                                                                                                                       ------------

   SOUTH CAROLINA (0.9%)
         150,000   SC Educ. Facs. Auth. Rev. (Southern Wesleyan Univ.)                       5.00        3/1/2020           129,939
         150,000   SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)                              4.75       11/1/2012           143,502
         100,000   SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)                              4.75       11/1/2013            93,739
                                                                                                                       ------------
                                                                                                                            367,180
                                                                                                                       ------------
   TENNESSEE (0.3%)
         200,000   Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)                             5.13        4/1/2023           141,840
                                                                                                                       ------------

   TEXAS (9.2%)
         300,000   Austin Convention Enterprises Rev. Ref.                                   6.00        1/1/2010           297,474
         150,000   Austin Convention Enterprises Rev. Ref.                                   5.25        1/1/2024           112,135
          65,000   Bexar Co. Hsg. Rev. Ref.  (Nob Hill Apts.)                                5.50        6/1/2011            61,314
         150,000   Bexar Co. Hsg. Corp. Rev. (Dymaxion & Marbach)                            6.10        8/1/2030           112,254
         100,000   Bexar Co. Hsg. Fin. Corp. Rev. (American Oppty.)                          5.80        1/1/2031            72,614
         100,000   Clifton Hgr. Educ. Rev. Ref. (Tejano Ctr. Cmnty.)                         7.75       2/15/2018           100,391
          55,000   Harris Co. Hsg. Rev. Sr. Lien (Windsor Hsg. Fdn.)                         6.30        6/1/2025            55,227
         143,078   Galveston Co. Muni. Util. Dist. No. 52                                    6.25       8/12/2009           142,919
         250,000   Lewisville Combination Contract Impt. Rev.                                6.75       10/1/2032           238,435
         100,000   Kerrville Hlth. Facs. Rev. (Sid Peterson)                                 5.45       8/15/2035            81,825
         250,000   Midlothian Dev. Auth. Tax Alloc. Rev. Ref.                                5.00      11/15/2016           233,842
         150,000   North TX Twy. Toll Rev. Ref. Second Tier                                  6.13        1/1/2031           151,559
         200,000   North TX Twy. Rev. Ref. First Tier                                        5.63        1/1/2033           194,788
       1,000,000   Northeast TX Wtr. Dist. Rev. (Southside Water)                            8.50        9/1/2027           224,670
         500,000   Port Corpus Christi Auth. Nueces Co. (Union Pacific)                      5.65       12/1/2022           463,140
         100,000   Richardson Rev. Ref. & Impt. (Baylor/Richardson)                          5.63       12/1/2028            75,342
         250,000   Rio Grande Valley Hosp. Rev. (Valley Baptist)                             6.40        8/1/2012           250,215
          50,000   Tarrant Co. Cultural Educ. Rev. (C.C. Young)                              5.00       2/15/2013            47,826
         200,000   Tarrant Co. Cultural Educ. Rev. (Air Force Vlg.)                          5.13       5/15/2027           153,634
         150,000   TX Pub. Fin. Auth. Rev. (Uplift Educ.)                                    5.35       12/1/2017           131,745
         250,000   TX Pub. Fin. Auth. Rev. (Idea Pub. School)                                5.00       8/15/2030           155,670
         250,000   Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)                        5.10      11/15/2015           219,870
         250,000   Tyler Hlth. Facs. Dev. Corp. (Mother Frances)                             5.00        7/1/2033           168,938
                                                                                                                       ------------
                                                                                                                          3,745,827
                                                                                                                       ------------
   UTAH (0.7%)
         200,000   Provo Charter Sch. Rev. (Freedom Academy Fdn.)                            5.50       6/15/2037           130,428
         200,000   UT Assoc. Muni. Pwr. Sys. Rev.                                            5.00        5/1/2027           140,544
                                                                                                                       ------------
                                                                                                                            270,972
                                                                                                                       ------------
   WASHINGTON (2.4%)
         185,000   Kalispel Tribe Indians Priority Dist. Rev.                                6.20        1/1/2016           161,551
         100,000   Quinault Indian Nation Rev. Ref. & Impt. (Beach)                          5.80       12/1/2015            74,901
         500,000   WA St. Hlth. Care Rev. (Seattle Cancer Care)                              7.13        3/1/2029           524,305
         150,000   WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)                         5.25        1/1/2017           123,980
         100,000   WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)                         5.25        1/1/2013            95,041
                                                                                                                       ------------
                                                                                                                            979,778
                                                                                                                       ------------
   VIRGINIA (1.1%)
         250,000   Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.                           6.00        7/1/2025           265,710
         100,000   VA Tobacco Settlement Fin. Corp. Senior Rev.                              5.00        6/1/2047            54,086
         100,000   Washington Co. Indl. Dev. Rev. (Mtn. Sts. Hlth.)                          7.25        7/1/2019           111,613
                                                                                                                       ------------
                                                                                                                            431,409
                                                                                                                       ------------
   VIRGIN ISLANDS (0.9%)
         100,000   Virgin Islands Pub. Fin. Auth. Rev. Ref. Sr. Lien                         5.50       10/1/2018            96,775
         250,000   Virgin Islands Pub. Fin. Auth Rev. (Diago)                                6.75       10/1/2037           248,435
                                                                                                                       ------------
                                                                                                                            345,210
                                                                                                                       ------------
   WISCONSIN (2.3%)
         110,000   Milwaukee Redev. Auth. Rev. (Academy of Learning)                         5.50        8/1/2022            82,386

====================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  Name of Issuer                                                  Coupon Rate (%)  Maturity Date     Fair Value (1)
------------------------------------------------------------------------------------------------------------------------------------
         100,000   WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)                           6.00       8/15/2019            80,097
         250,000   WI  Hlth. & Educ Facs. Rev. Ref. (Three Pillars)                          5.60       8/15/2023           233,990
         100,000   WI  Hlth. & Educ Facs. Rev. Ref. (Three Pillars)                          5.75       8/15/2026            92,506
         300,000   WI  Hlth. & Educ Facs. Rev. (Sinai Samaritan Med. Ctr.)                   5.88       8/15/2026           272,430
         100,000   WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)                             6.50       8/15/2024            77,492
         100,000   WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)                             6.75       8/15/2034            75,823
                                                                                                                       ------------
                                                                                                                            914,724
                                                                                                                       ------------
Total municipal bonds (cost: $43,909,311)                                                                                38,897,287
                                                                                                                       ------------

CLOSED-END MUTUAL FUNDS (3.3%) (2)
          40,000   BlackRock Long-Term Muni Advantage Trust (BTA)                                                           354,000
           5,000   BlackRock MuniHoldings FL. Insured Fund (MFL)                                                             56,800
          10,000   DWS Strategic Muni Income Trust (KSM)                                                                    106,500
          75,000   MFS High Income Muni trust (CXE)                                                                         303,750
          20,000   Morgan Stanley Muni Income Opp. Trust (OIA)                                                              115,200
          10,000   PIMCO California Muni. Income Fund II (PCK)                                                               78,300
          10,000   Van Kampen Advantage Muni Income Trust II (VKI)                                                           99,400
          19,700   Van Kampen Trust Invsmt. Grade Muni Fund (VGM)                                                           229,702
                                                                                                                       ------------

Total closed-end mutual funds (cost: $1,473,514)                                                                          1,343,652
                                                                                                                       ------------

SHORT-TERM SECURITIES (0.8%) (2)
         305,325   Dreyfus Tax-Exempt Cash Management Fund, 0.78%                                                           305,325
                                                                                                                       ------------

Total Short-Term Securities (cost: $305,325)

Total investments in securities (cost: $45,688,150) (3)                                                                $ 40,546,264
                                                                                                                       ============

Other Assets and Liabilities, Net (+0.13%)                                                                                   54,389

                                                                                                                       ------------
Total Net Assets                                                                                                       $ 40,600,653
                                                                                                                       ============


                                                                                                                       ------------
Aggregate Cost                                                                                                           45,688,150
                                                                                                                       ------------

Gross Unrealized Appreciation                                                                                               439,194
Gross Unrealized Depreciation                                                                                            (5,581,080)
                                                                                                                       ------------
Net Unrealized Appreciation(Depreciation)                                                                                (5,141,886)
                                                                                                                       ============

Notes To Schedule of Investments:

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                          $ 1,648,977
Level 2 - Other Significant Observable Inputs                    $38,897,287
Level 3 - Significant Unobservable Inputs                                 --
--------------------------------------------------------------------------------
Total                                                            $40,546,264
================================================================================

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:     /s/ Paul E. Rasmussen
        -----------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Paul E. Rasmussen
        -----------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   July 22, 2009


By:     /s/ Roger J. Sit
        -----------------------------------
        Roger J. Sit
        President

Date:   July 22, 2009